UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21993

RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square

2005 Market Street, Suite 2020
Philadelphia, PA 19103
(Address of principal executive offices) (Zip code)

Vincent T. Lowry
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-854-8181

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

RevenueSharessm ETF Trust

Semi-Annual Report to Shareholders

December 31, 2014

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TABLE OF CONTENTS

Shareholder Expense Examples	2
Schedule of Investments Summary Tables	3
Schedules of Investments
RevenueShares Large Cap Fund	5
RevenueShares Mid Cap Fund	10
RevenueShares Small Cap Fund	15
RevenueShares Financials Sector Fund	21
RevenueShares ADR Fund	22
RevenueShares Navellier Overall A-100 Fund	25
RevenueShares Ultra Dividend Fund	27
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	32
Notes to Financial Statements	39
Board Approval of Investment Advisory and Sub-Advisory Agreements	48
Supplemental Information	51

1

SHAREHOLDER EXPENSE EXAMPLES

As a shareholder of a RevenueShares ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from July 1, 2014 to December 31, 2014.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/2014	Ending Account Value 12/31/2014	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period†
RevenueShares Large Cap Fund
Actual	$1,000.00	$1,069.30	0.49%	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
RevenueShares Mid Cap Fund
Actual	$1,000.00	$1,021.50	0.54%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75
RevenueShares Small Cap Fund
Actual	$1,000.00	$1,019.50	0.54%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75
RevenueShares Financials Sector Fund
Actual	$1,000.00	$1,093.50	0.49%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
RevenueShares ADR Fund
Actual	$1,000.00	$ 882.40	0.49%	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
RevenueShares Navellier Overall A-100 Fund
Actual	$1,000.00	$1,061.10	0.60%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
RevenueShares Ultra Dividend Fund
Actual	$1,000.00	$1,086.20	0.49%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).
2

SCHEDULE OF INVESTMENTS SUMMARY TABLES

(UNAUDITED)

RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
Industry	% of Net Assets	Industry	% of Net Assets	Industry	% of Net Assets
Automobiles & Components	3.8%	Automobiles & Components	0.3%	Automobiles & Components	0.7%
Banks	4.3	Banks	1.9	Banks	2.6
Capital Goods	8.4	Capital Goods	10.8	Capital Goods	13.5
Commercial & Professional Services	0.6	Commercial & Professional Services	3.9	Commercial & Professional Services	6.3
Consumer Durables & Apparel	1.3	Consumer Durables & Apparel	3.3	Consumer Durables & Apparel	4.3
Consumer Services	1.2	Consumer Services	2.0	Consumer Services	4.5
Diversified Financials	4.3	Diversified Financials	1.2	Diversified Financials	2.4
Energy	14.2	Energy	9.0	Energy	5.4
Food & Staples Retailing	9.1	Food & Staples Retailing	1.8	Food & Staples Retailing	2.9
Food, Beverage & Tobacco	4.3	Food, Beverage & Tobacco	2.2	Food, Beverage & Tobacco	2.9
Health Care Equipment & Services	8.6	Health Care Equipment & Services	8.0	Health Care Equipment & Services	7.8
Household & Personal Products	1.3	Household & Personal Products	0.5	Household & Personal Products	0.4
Insurance	4.2	Insurance	5.5	Insurance	2.5
Materials	3.8	Materials	9.9	Materials	7.7
Media	3.0	Media	1.5	Media	0.5
Money Market Fund	0.2	Money Market Fund	6.1	Money Market Fund	5.9
Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &		Pharmaceuticals, Biotechnology &
Life Sciences	3.2	Life Sciences	1.1	Life Sciences	1.1
Real Estate	0.6	Real Estate	2.3	Real Estate	1.7
Retailing	5.9	Retailing	9.7	Retailing	10.5
Semiconductors & Semiconductor		Semiconductors & Semiconductor		Semiconductors & Semiconductor
Equipment	1.2	Equipment	1.6	Equipment	1.6
Software & Services	4.5	Software & Services	3.9	Software & Services	4.6
Technology Hardware &		Technology Hardware &		Technology Hardware &
Equipment	4.4	Equipment	13.3	Equipment	9.2
Telecommunication Services	2.7	Telecommunication Services	0.4	Telecommunication Services	0.6
Transportation	2.2	Transportation	2.5	Transportation	3.9
Utilities	3.2	Utilities	3.6	Utilities	2.7
Total Investments	100.5	Total Investments	106.3	Total Investments	106.2
Liabilities in Excess of Other Assets	(0.5)	Liabilities in Excess of Other Assets	(6.3)	Liabilities in Excess of Other Assets	(6.2)
Net Assets	100.0%	Net Assets	100.0%	Net Assets	100.0%

3

SCHEDULE OF INVESTMENTS SUMMARY TABLES — concluded

(UNAUDITED )

RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund
Industry	% of Net Assets	Industry	% of Net Assets	Industry	% of Net Assets
Banks	32.3%	Automobiles & Components	6.5%	Automobiles & Components	0.5%
Capital Markets	11.5	Banks	13.1	Banks	1.5
Consumer Finance	5.1	Capital Goods	1.4	Capital Goods	1.1
Diversified Financial Services	15.2	Consumer Durables & Apparel	1.4	Commercial & Professional Services	1.5
Insurance	31.2	Consumer Services	0.3	Consumer Durables & Apparel	6.0
Real Estate Investment Trusts	4.0	Diversified Financials	2.6	Consumer Services	3.5
Real Estate Management		Energy	37.7	Food & Staples Retailing	10.5
& Development	0.6	Food & Staples Retailing	0.8	Food, Beverage & Tobacco	2.9
Thrifts & Mortgage Finance	0.2	Food, Beverage & Tobacco	3.3	Health Care Equipment & Services	10.5
Total Investments	100.1	Health Care Equipment & Services	0.7	Insurance	3.1
Liabilities in Excess of Other Assets	(0.1)	Insurance	5.7	Materials	5.4
Net Assets	100.0%	Materials	7.5	Money Market Fund	2.5
		Media	1.1	Pharmaceuticals, Biotechnology &
		Money Market Fund	21.1	Life Sciences	10.3
		Pharmaceuticals, Biotechnology &		Real Estate	9.9
		Life Sciences	3.1	Retailing	6.0
		Real Estate	0.3	Semiconductors & Semiconductor
		Semiconductors & Semiconductor		Equipment	16.4
		Equipment	0.6	Software & Services	5.5
		Software & Services	0.5	Technology Hardware &
		Technology Hardware &		Equipment	9.9
		Equipment	2.0	Telecommunication Services	2.5
		Telecommunication Services	9.7	Transportation	6.5
		Transportation	0.6	Utilities	6.3
		Utilities	0.7	Total Investments	122.3
		Total Investments	120.7	Liabilities in Excess of Other Assets	(22.3)
		Liabilities in Excess of Other Assets	(20.7)	Net Assets	100.0%
		Net Assets	100.0%

RevenueShares Ultra Dividend Fund
Industry	% of Net Assets
Banks	1.0%
Commercial & Professional Services	3.0
Consumer Durables & Apparel	1.5
Consumer Services	1.9
Diversified Financials	0.7
Energy	15.1
Food, Beverage & Tobacco	12.4
Insurance	2.2
Money Market Fund	4.2
Real Estate	6.4
Semiconductors & Semiconductor
Equipment	0.2
Telecommunication Services	17.4
Utilities	38.3
Total Investments	104.3
Liabilities in Excess of Other Assets	(4.3)
Net Assets	100.0%

4

SCHEDULE OF INVESTMENTS

REVENUE SHARES LARGE CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
COMMON STOCKS—100.3%
Automobiles & Components—3.8%
BorgWarner, Inc.	4,113	$226,009
Delphi Automotive PLC	6,439	468,244
Ford Motor Co.	269,007	4,169,608
General Motors Co.	133,856	4,672,913
Goodyear Tire & Rubber Co.	18,487	528,174
Harley-Davidson, Inc.	2,481	163,523
Johnson Controls, Inc.	25,071	1,211,932
Total Automobiles & Components		11,440,403

Banks—4.3%
Bank of America Corp.	154,477	2,763,594
BB&T Corp.	7,105	276,313
Citigroup, Inc.	45,683	2,471,907
Comerica, Inc.	1,559	73,024
Fifth Third Bancorp	8,903	181,399
Hudson City Bancorp, Inc.	3,589	36,321
Huntington Bancshares, Inc.	7,751	81,540
JPMorgan Chase & Co.	46,174	2,889,569
KeyCorp	8,715	121,138
M&T Bank Corp.	1,028	129,137
People’s United Financial, Inc.	2,499	37,935
PNC Financial Services Group, Inc.	4,959	452,410
Regions Financial Corp.	14,789	156,172
SunTrust Banks, Inc.	5,767	241,637
U.S. Bancorp	12,881	579,001
Wells Fargo & Co.	43,604	2,390,371
Zions Bancorporation	2,200	62,722
Total Banks		12,944,190

Capital Goods—8.4%
3M Co.	5,346	878,455
Allegion PLC	1,035	57,401
AMETEK, Inc.	2,144	112,839
Boeing Co.	19,540	2,539,809
Caterpillar, Inc.	16,321	1,493,861
Cummins, Inc.	3,534	509,497
Danaher Corp.	6,274	537,745
Deere & Co.	11,066	979,009
Dover Corp.	3,216	230,652
Eaton Corp. PLC	9,253	628,834
Emerson Electric Co.	11,171	689,586
Fastenal Co.	2,116	100,637
Flowserve Corp.	2,359	141,139
Fluor Corp.	10,449	633,523
General Dynamics Corp.	5,984	823,518
General Electric Co.	156,333	3,950,535
Honeywell International, Inc.	11,174	1,116,506
Illinois Tool Works, Inc.	4,159	393,857
Ingersoll-Rand PLC	5,479	347,314
Jacobs Engineering Group, Inc.*	8,269	369,542
Joy Global, Inc.	2,206	102,623
L-3 Communications Holdings, Inc.	2,671	337,107
Lockheed Martin Corp.	6,410	1,234,374
Masco Corp.	9,326	235,015
Northrop Grumman Corp.	4,483	660,749
PACCAR, Inc.	7,246	492,800
Pall Corp.	759	76,818
Parker Hannifin Corp.	2,847	367,121
Pentair PLC	3,233	214,736

Investments	Shares	Value
Precision Castparts Corp.	1,092	$263,041
Quanta Services, Inc.*	7,795	221,300
Raytheon Co.	5,777	624,898
Rockwell Automation, Inc.	1,677	186,482
Rockwell Collins, Inc.	1,580	133,478
Roper Industries, Inc.	610	95,373
Snap-on, Inc.	684	93,530
Stanley Black & Decker, Inc.	3,213	308,705
Textron, Inc.	8,868	373,431
United Rentals, Inc.*	1,453	148,221
United Technologies Corp.	15,343	1,764,445
W.W. Grainger, Inc.	1,065	271,458
Xylem, Inc./NY	2,855	108,690
Total Capital Goods		24,848,654

Commercial & Professional Services—0.6%
ADT Corp. (The)(a)	2,906	105,284
Cintas Corp.	1,668	130,838
Dun & Bradstreet Corp.	384	46,449
Equifax, Inc.	783	63,321
Nielsen NV	3,820	170,869
Pitney Bowes, Inc.	4,342	105,814
Republic Services, Inc.	5,917	238,159
Robert Half International, Inc.	2,110	123,182
Stericycle, Inc.*	504	66,064
Tyco International PLC	6,623	290,485
Waste Management, Inc.	7,583	389,160
Total Commercial & Professional Services		1,729,625

Consumer Durables & Apparel—1.3%
Coach, Inc.	3,692	138,672
D.R. Horton, Inc.	8,250	208,642
Fossil Group, Inc.*	872	96,565
Garmin Ltd.	1,432	75,653
Harman International Industries, Inc.	1,292	137,869
Hasbro, Inc.	2,007	110,365
Leggett & Platt, Inc.	2,440	103,968
Lennar Corp., Class A	4,516	202,362
Mattel, Inc.	5,316	164,504
Michael Kors Holdings Ltd.*	1,019	76,527
Mohawk Industries, Inc.*	1,343	208,648
Newell Rubbermaid, Inc.	4,359	166,034
NIKE, Inc., Class B	7,508	721,894
PulteGroup, Inc.	7,502	160,993
PVH Corp.	1,627	208,533
Ralph Lauren Corp.	1,062	196,640
Under Armour, Inc., Class A*	1,110	75,369
VF Corp.	4,375	327,688
Whirlpool Corp.	2,738	530,460
Total Consumer Durables & Apparel		3,911,386

Consumer Services—1.2%
Carnival Corp.	9,700	439,701
Chipotle Mexican Grill, Inc.*	168	114,998
Darden Restaurants, Inc.	3,426	200,866
H&R Block, Inc.	2,192	73,826
Marriott International, Inc., Class A	4,593	358,392
McDonald’s Corp.	8,364	783,707
Royal Caribbean Cruises Ltd.	2,726	224,704
Starbucks Corp.	5,253	431,009

The accompanying notes are an integral part of these financial statements.

5

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES LARGE CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Consumer Services (continued)
Starwood Hotels & Resorts
Worldwide, Inc.	2,026	$164,248
Wyndham Worldwide Corp.	1,683	144,334
Wynn Resorts Ltd.	1,060	157,686
Yum! Brands, Inc.	5,043	367,382
Total Consumer Services		3,460,853

Diversified Financials—4.3%
Affiliated Managers Group, Inc.*	337	71,525
American Express Co.	10,435	970,872
Ameriprise Financial, Inc.	2,543	336,312
Bank of New York Mellon Corp.	10,628	431,178
Berkshire Hathaway, Inc., Class B*	35,049	5,262,607
BlackRock, Inc.	867	310,004
Capital One Financial Corp.	7,857	648,595
Charles Schwab Corp.	5,561	167,887
CME Group, Inc.	890	78,898
Discover Financial Services	4,180	273,748
E*TRADE Financial Corp.*	2,367	57,412
Franklin Resources, Inc.	4,118	228,014
Goldman Sachs Group, Inc.	5,933	1,149,993
Intercontinental Exchange, Inc.	461	101,093
Invesco Ltd.	3,496	138,162
Legg Mason, Inc.	1,442	76,960
Leucadia National Corp.	14,254	319,575
McGraw Hill Financial, Inc.	1,531	136,228
Moody’s Corp.	912	87,379
Morgan Stanley	27,946	1,084,305
NASDAQ OMX Group, Inc.	1,956	93,810
Navient Corp.	7,264	156,975
Northern Trust Corp.	1,789	120,579
State Street Corp.	3,688	289,508
T. Rowe Price Group, Inc.	1,248	107,153
Total Diversified Financials		12,698,772

Energy—14.2%
Anadarko Petroleum Corp.	6,846	564,795
Apache Corp.	6,835	428,349
Baker Hughes, Inc.	11,459	642,506
Cabot Oil & Gas Corp.	1,774	52,528
Cameron International Corp.*	6,242	311,788
Chesapeake Energy Corp.	31,427	615,026
Chevron Corp.	53,537	6,005,781
Cimarex Energy Co.	649	68,794
ConocoPhillips	23,412	1,616,833
CONSOL Energy, Inc.	2,699	91,253
Denbury Resources, Inc.	10,145	82,479
Devon Energy Corp.	8,121	497,086
Diamond Offshore Drilling, Inc.(a)	2,154	79,073
Ensco PLC, Class A	4,916	147,234
EOG Resources, Inc.	5,217	480,329
EQT Corp.	766	57,986
Exxon Mobil Corp.	117,917	10,901,427
FMC Technologies, Inc.*	4,850	227,174
Halliburton Co.	22,215	873,716
Helmerich & Payne, Inc.	1,577	106,321
Hess Corp.	6,603	487,434
Kinder Morgan, Inc./DE	11,161	472,222
Marathon Oil Corp.	13,131	371,476
Marathon Petroleum Corp.	30,618	2,763,581

Investments	Shares	Value
Murphy Oil Corp.	3,230	$163,180
Nabors Industries Ltd.	17,077	221,659
National Oilwell Varco, Inc.	9,742	638,393
Newfield Exploration Co.*	2,472	67,041
Noble Corp. PLC	8,099	134,200
Noble Energy, Inc.	3,127	148,314
Occidental Petroleum Corp.	8,873	715,253
ONEOK, Inc.	8,057	401,158
Phillips 66	62,884	4,508,783
Pioneer Natural Resources Co.	874	130,095
QEP Resources, Inc.	4,889	98,856
Range Resources Corp.	939	50,190
Schlumberger Ltd.	15,853	1,354,005
Southwestern Energy Co.*	3,730	101,792
Spectra Energy Corp.	4,694	170,392
Tesoro Corp.	14,846	1,103,800
Transocean Ltd.(a)	15,095	276,691
Valero Energy Corp.	78,890	3,905,055
Williams Cos., Inc.	4,493	201,915
Total Energy		42,335,963

Food & Staples Retailing—9.1%
Costco Wholesale Corp.	21,000	2,976,750
CVS Health Corp.	39,809	3,834,005
Kroger Co.	42,728	2,743,565
Safeway, Inc.	27,644	970,857
Sysco Corp.	30,644	1,216,260
Walgreens Boots Alliance, Inc.	27,128	2,067,154
Wal-Mart Stores, Inc.	149,660	12,852,801
Whole Foods Market, Inc.	7,588	382,587
Total Food & Staples Retailing		27,043,979

Food, Beverage & Tobacco—4.3%
Altria Group, Inc.	9,483	467,227
Archer-Daniels-Midland Co.	44,866	2,333,032
Brown-Forman Corp., Class B	904	79,407
Campbell Soup Co.	5,000	220,000
Coca-Cola Co.	30,119	1,271,624
Coca-Cola Enterprises, Inc.	5,228	231,182
ConAgra Foods, Inc.	12,552	455,387
Constellation Brands, Inc., Class A*	1,252	122,909
Dr Pepper Snapple Group, Inc.	2,301	164,936
General Mills, Inc.	9,275	494,636
Hershey Co.	1,981	205,885
Hormel Foods Corp.	4,725	246,172
J.M. Smucker Co.	1,537	155,206
Kellogg Co.	6,013	393,491
Keurig Green Mountain, Inc.	906	119,950
Kraft Foods Group, Inc.	8,164	511,556
Lorillard, Inc.	2,141	134,755
McCormick & Co., Inc.	1,562	116,057
Mead Johnson Nutrition Co.	1,203	120,950
Molson Coors Brewing Co., Class B	1,544	115,059
Mondelez International, Inc., Class A	25,190	915,027
Monster Beverage Corp.*	604	65,443
PepsiCo, Inc.	18,797	1,777,444
Philip Morris International, Inc.	9,742	793,486
Reynolds American, Inc.	3,498	224,816
Tyson Foods, Inc., Class A	23,363	936,623
Total Food, Beverage & Tobacco		12,672,260

The accompanying notes are an integral part of these financial statements.

6

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES LARGE CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Health Care Equipment & Services—8.6%
Abbott Laboratories	13,129	$591,068
Aetna, Inc.	17,230	1,530,541
AmerisourceBergen Corp.	32,824	2,959,412
Anthem, Inc.	15,766	1,981,313
Baxter International, Inc.	6,248	457,916
Becton Dickinson & Co.	1,627	226,413
Boston Scientific Corp.*	15,159	200,857
C.R. Bard, Inc.	519	86,476
Cardinal Health, Inc.	31,148	2,514,578
CareFusion Corp.*	1,632	96,843
Cerner Corp.*	1,407	90,977
Cigna Corp.	8,883	914,149
Covidien PLC	2,774	283,725
DaVita HealthCare Partners, Inc.*	4,552	344,768
DENTSPLY International, Inc.	1,465	78,041
Edwards Lifesciences Corp.*	466	59,359
Express Scripts Holding Co.*	32,097	2,717,653
Humana, Inc.	8,578	1,232,058
Intuitive Surgical, Inc.*	119	62,944
Laboratory Corp. of America Holdings* 1,551	167,353
McKesson Corp.	16,682	3,462,850
Medtronic, Inc.	6,212	448,506
Patterson Cos., Inc.	2,204	106,012
Quest Diagnostics, Inc.	3,050	204,533
St. Jude Medical, Inc.	2,272	147,748
Stryker Corp.	2,759	260,256
Tenet Healthcare Corp.*	8,612	436,370
UnitedHealth Group, Inc.	34,522	3,489,829
Universal Health Services, Inc., Class B	1,929	214,621
Varian Medical Systems, Inc.*	935	80,887
Zimmer Holdings, Inc.	1,127	127,824
Total Health Care Equipment & Services		25,575,880

Household & Personal Products—1.3%
Avon Products, Inc.	26,528	249,098
Clorox Co.	1,489	155,168
Colgate-Palmolive Co.	6,784	469,385
Estee Lauder Cos., Inc., Class A	3,904	297,485
Kimberly-Clark Corp.	5,035	581,744
Procter & Gamble Co.	24,919	2,269,872
Total Household & Personal Products		4,022,752

Insurance—4.2%
ACE Ltd.	4,635	532,469
Aflac, Inc.	10,588	646,821
Allstate Corp.	13,860	973,665
American International Group, Inc.	32,772	1,835,560
Aon PLC	3,336	316,353
Assurant, Inc.	4,111	281,316
Chubb Corp.	3,655	378,183
Cincinnati Financial Corp.	2,567	133,048
Genworth Financial, Inc., Class A*	32,412	275,502
Hartford Financial Services Group, Inc.	13,085	545,514
Lincoln National Corp.	6,274	361,821
Loews Corp.	9,897	415,872
Marsh & McLennan Cos., Inc.	6,019	344,527
MetLife, Inc.	37,201	2,012,202
Principal Financial Group, Inc.	5,452	283,177
Progressive Corp.	18,982	512,324
Prudential Financial, Inc.	14,269	1,290,774

Investments	Shares	Value
Torchmark Corp.	1,996	$108,123
Travelers Cos., Inc.	6,964	737,139
Unum Group	8,579	299,235
XL Group PLC	5,391	185,289
Total Insurance		12,468,914

Materials—3.8%
Air Products & Chemicals, Inc.	1,996	287,883
Airgas, Inc.	1,205	138,792
Alcoa, Inc.	40,990	647,232
Allegheny Technologies, Inc.	3,603	125,276
Avery Dennison Corp.	3,307	171,567
Ball Corp.	3,448	235,050
CF Industries Holdings, Inc.	530	144,446
Dow Chemical Co.	35,443	1,616,555
E.I. du Pont de Nemours & Co.	13,411	991,609
Eastman Chemical Co.	3,470	263,234
Ecolab, Inc.	3,673	383,902
FMC Corp.	1,960	111,779
Freeport-McMoRan, Inc.	27,786	649,081
International Flavors & Fragrances, Inc.	821	83,217
International Paper Co.	13,835	741,279
LyondellBasell Industries NV, Class A	17,404	1,381,704
Martin Marietta Materials, Inc.	667	73,583
MeadWestvaco Corp.	3,397	150,793
Monsanto Co.	3,468	414,322
Mosaic Co. (The)	5,308	242,310
Newmont Mining Corp.	10,983	207,579
Nucor Corp.	10,865	532,928
Owens-Illinois, Inc.*	7,627	205,853
PPG Industries, Inc.	1,865	431,095
Praxair, Inc.	2,626	340,225
Sealed Air Corp.	5,062	214,781
Sherwin-Williams Co. (The)	1,182	310,913
Sigma-Aldrich Corp.	539	73,988
Vulcan Materials Co.	1,257	82,623
Total Materials		11,253,599

Media—3.0%
Cablevision Systems Corp., Class A(a)	8,670	178,949
CBS Corp., Class B	7,166	396,566
Comcast Corp., Class A	32,746	1,899,595
DIRECTV*	10,448	905,842
Discovery Communications, Inc.,
Class C*	5,073	171,062
Discovery Communications, Inc.,
Class A*	4,931	169,873
Gannett Co., Inc.	5,036	160,800
Interpublic Group of Cos., Inc.	10,183	211,501
News Corp., Class A*	15,373	241,202
Omnicom Group, Inc.	5,322	412,295
Scripps Networks Interactive, Inc.,
Class A	923	69,474
Time Warner Cable, Inc.	4,151	631,201
Time Warner, Inc.	9,458	807,902
Twenty-First Century Fox, Inc., Class A	22,229	853,705
Viacom, Inc., Class B	4,870	366,468
Walt Disney Co.	13,974	1,316,211
Total Media		8,792,646

The accompanying notes are an integral part of these financial statements.

7

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES LARGE CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—3.2%
AbbVie, Inc.	7,917	$518,088
Actavis PLC*	1,186	305,288
Agilent Technologies, Inc.	4,717	193,114
Alexion Pharmaceuticals, Inc.*	295	54,584
Allergan, Inc.	888	188,780
Amgen, Inc.	3,273	521,356
Biogen Idec, Inc.*	712	241,688
Bristol-Myers Squibb Co.	7,262	428,676
Celgene Corp.*	1,737	194,301
Eli Lilly & Co.	7,715	532,258
Gilead Sciences, Inc.*	5,309	500,426
Hospira, Inc.*	1,938	118,702
Johnson & Johnson	18,954	1,982,020
Mallinckrodt PLC*	660	65,360
Merck & Co., Inc.	20,018	1,136,822
Mylan, Inc.*	3,615	203,778
PerkinElmer, Inc.	1,422	62,184
Perrigo Co. PLC	668	111,663
Pfizer, Inc.	42,929	1,337,238
Regeneron Pharmaceuticals, Inc.*	182	74,666
Thermo Fisher Scientific, Inc.	3,393	425,109
Vertex Pharmaceuticals, Inc.*	184	21,859
Waters Corp.*	466	52,528
Zoetis, Inc.	2,994	128,832
Total Pharmaceuticals, Biotechnology & Life Sciences		9,399,320

Real Estate—0.6%
American Tower Corp.	1,084	107,153
Apartment Investment &
Management Co., Class A	731	27,157
AvalonBay Communities, Inc.	268	43,789
Boston Properties, Inc.	483	62,157
CBRE Group, Inc., Class A*	6,804	233,037
Crown Castle International Corp.	1,283	100,972
Equity Residential	975	70,044
Essex Property Trust, Inc.	112	23,139
General Growth Properties, Inc.	2,501	70,353
HCP, Inc.	1,299	57,195
Health Care REIT, Inc.	1,150	87,020
Host Hotels & Resorts, Inc.	6,109	145,211
Iron Mountain, Inc.	2,229	86,173
Kimco Realty Corp.	1,073	26,975
Macerich Co. (The)	351	29,277
Plum Creek Timber Co., Inc.	887	37,955
Prologis, Inc.	1,120	48,194
Public Storage	310	57,304
Simon Property Group, Inc.	755	137,493
Ventas, Inc.	1,092	78,296
Vornado Realty Trust	629	74,040
Weyerhaeuser Co.	6,037	216,668
Total Real Estate		1,819,602

Retailing—5.9%
Amazon.com, Inc.*	7,372	2,287,900
AutoNation, Inc.*	8,613	520,311
AutoZone, Inc.*	417	258,169
Bed Bath & Beyond, Inc.*(a)	4,235	322,580
Best Buy Co., Inc.	30,768	1,199,337
CarMax, Inc.*	5,545	369,186

Investments	Shares	Value
Dollar General Corp.*	6,489	$458,772
Dollar Tree, Inc.*	3,030	213,251
Expedia, Inc.	1,686	143,917
Family Dollar Stores, Inc.	3,466	274,542
GameStop Corp., Class A(a)	7,171	242,380
Gap, Inc.	10,661	448,935
Genuine Parts Co.	3,916	417,328
Home Depot, Inc.	21,002	2,204,580
Kohl’s Corp.	8,796	536,908
L Brands, Inc.	3,442	297,905
Lowe’s Cos., Inc.	21,403	1,472,526
Macy’s, Inc.	11,778	774,403
Netflix, Inc.*	421	143,818
Nordstrom, Inc.	4,399	349,237
O’Reilly Automotive, Inc.*	975	187,804
PetSmart, Inc.	2,286	185,840
Priceline Group, Inc. (The)*	199	226,902
Ross Stores, Inc.	2,950	278,067
Staples, Inc.	37,414	677,942
Target Corp.	26,698	2,026,645
Tiffany & Co.	1,009	107,822
TJX Cos., Inc.	10,917	748,688
Tractor Supply Co.	1,890	148,970
TripAdvisor, Inc.*	429	32,029
Urban Outfitters, Inc.*	2,476	86,982
Total Retailing		17,643,676

Semiconductors & Semiconductor Equipment—1.2%
Altera Corp.	1,344	49,647
Analog Devices, Inc.	1,303	72,342
Applied Materials, Inc.	9,954	248,054
Avago Technologies Ltd.	920	92,543
Broadcom Corp., Class A	5,226	226,442
First Solar, Inc.*	2,003	89,324
Intel Corp.	40,516	1,470,326
KLA-Tencor Corp.	1,146	80,587
Lam Research Corp.	1,468	116,471
Linear Technology Corp.	772	35,203
Microchip Technology, Inc.(a)	1,146	51,696
Micron Technology, Inc.*(a)	11,880	415,919
NVIDIA Corp.	5,536	110,997
Texas Instruments, Inc.	6,388	341,534
Xilinx, Inc.	1,375	59,524
Total Semiconductors & Semiconductor Equipment		3,460,609

Software & Services—4.5%
Accenture PLC, Class A	10,065	898,905
Adobe Systems, Inc.*	1,490	108,323
Akamai Technologies, Inc.*	816	51,375
Alliance Data Systems Corp.*	464	132,727
Autodesk, Inc.*	1,042	62,583
Automatic Data Processing, Inc.	3,666	305,634
CA, Inc.	4,017	122,318
Citrix Systems, Inc.*	1,357	86,577
Cognizant Technology Solutions Corp., Class A*	5,177	272,621
Computer Sciences Corp.	5,631	355,035
eBay, Inc.*	8,360	469,163
Electronic Arts, Inc.*	2,133	100,283

The accompanying notes are an integral part of these financial statements.

8

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES LARGE CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Software & Services (continued)
Facebook, Inc., Class A*	3,849	$300,299
Fidelity National Information
Services, Inc.	2,760	171,672
Fiserv, Inc.*	1,923	136,475
Google, Inc., Class A*	1,661	881,426
Google, Inc., Class C*	1,667	877,509
International Business Machines Corp.	16,763	2,689,456
Intuit, Inc.	1,265	116,620
MasterCard, Inc., Class A	2,874	247,624
Microsoft Corp.	47,274	2,195,877
Oracle Corp.	24,422	1,098,257
Paychex, Inc.	1,393	64,315
Red Hat, Inc.*	666	46,047
salesforce.com, Inc.*	1,795	106,461
Symantec Corp.	7,076	181,535
Teradata Corp.*	1,742	76,091
Total System Services, Inc.	1,976	67,105
VeriSign, Inc.*(a)	450	25,650
Visa, Inc., Class A	1,284	336,665
Western Union Co.	8,710	155,996
Xerox Corp.	41,873	580,360
Yahoo!, Inc.*	2,461	124,305
Total Software & Services		13,445,289

Technology Hardware & Equipment—4.4%
Amphenol Corp., Class A	2,634	141,736
Apple, Inc.	43,564	4,808,594
Cisco Systems, Inc.	46,832	1,302,632
Corning, Inc.	11,904	272,959
EMC Corp.	22,566	671,113
F5 Networks, Inc.*	334	43,575
FLIR Systems, Inc.	1,249	40,355
Harris Corp.	1,940	139,331
Hewlett-Packard Co.	78,947	3,168,143
Juniper Networks, Inc.	5,975	133,362
Motorola Solutions, Inc.	3,050	204,594
NetApp, Inc.	4,159	172,391
QUALCOMM, Inc.	9,885	734,752
SanDisk Corp.	1,795	175,874
Seagate Technology PLC	5,752	382,508
TE Connectivity Ltd.	5,948	376,211
Western Digital Corp.	3,819	422,763
Total Technology Hardware & Equipment		13,190,893

Telecommunication Services—2.7%
AT&T, Inc.	107,684	3,617,106
CenturyLink, Inc.	12,710	503,062
Frontier Communications Corp.	19,426	129,571
Level 3 Communications, Inc.*	3,611	178,311
Verizon Communications, Inc.	72,826	3,406,800
Windstream Holdings, Inc.	18,307	150,850
Total Telecommunication Services		7,985,700

Transportation—2.2%
C.H. Robinson Worldwide, Inc.	4,864	364,265
CSX Corp.	9,587	347,337
Delta Air Lines, Inc.	22,040	1,084,148
Expeditors International of Washington, Inc.	3,739	166,797
FedEx Corp.	6,784	1,178,109
Kansas City Southern	608	74,194
Norfolk Southern Corp.	3,030	332,118

Investments	Shares	Value
Ryder System, Inc.	1,997	$185,421
Southwest Airlines Co.	11,719	495,948
Union Pacific Corp.	5,530	658,789
United Parcel Service, Inc., Class B	13,703	1,523,363
Total Transportation		6,410,489

Utilities—3.2%
AES Corp.	34,199	470,920
AGL Resources, Inc.	2,812	153,282
Ameren Corp.	3,741	172,572
American Electric Power Co., Inc.	7,641	463,961
CenterPoint Energy, Inc.	11,104	260,167
CMS Energy Corp.	5,687	197,623
Consolidated Edison, Inc.	5,356	353,550
Dominion Resources, Inc.	4,662	358,508
DTE Energy Co.	3,816	329,588
Duke Energy Corp.	8,179	683,274
Edison International	5,545	363,087
Entergy Corp.	3,787	331,287
Exelon Corp.	19,637	728,140
FirstEnergy Corp.	10,776	420,156
Integrys Energy Group, Inc.	2,584	201,164
NextEra Energy, Inc.	4,205	446,949
NiSource, Inc.	4,282	181,642
Northeast Utilities	3,985	213,277
NRG Energy, Inc.	14,661	395,114
Pepco Holdings, Inc.	4,818	129,749
PG&E Corp.	8,478	451,369
Pinnacle West Capital Corp.	1,422	97,137
PPL Corp.	7,990	290,277
Public Service Enterprise Group, Inc.	6,810	282,002
SCANA Corp.	2,276	137,470
Sempra Energy	2,742	305,349
Southern Co.	10,167	499,301
TECO Energy, Inc.	3,867	79,235
Wisconsin Energy Corp.	2,613	137,810
Xcel Energy, Inc.	8,877	318,862
Total Utilities		9,452,822

Total Common Stocks
(Cost $216,256,356)		298,008,276

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.2%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.06% (b)
(Cost $697,582)	697,582	697,582

Total Investments—100.5%
(Cost $216,953,938)		298,705,858
Liabilities in Excess of Other Assets—(0.5)%		(1,441,745)

Net Assets—100.0%		$297,264,113

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $1,598,188; total market value of the collateral held by the fund was $1,649,691. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $952,109.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

9

SCHEDULE OF INVESTMENTS

REVENUE SHARES MID CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
COMMON STOCKS—100.2%
Automobiles & Components—0.3%
Gentex Corp.	5,664	$204,640
Thor Industries, Inc.	9,463	528,698
Total Automobiles & Components		733,338

Banks—1.9%
Associated Banc-Corp.	8,485	158,075
Astoria Financial Corp.	6,535	87,308
BancorpSouth, Inc.	5,025	113,113
Bank of Hawaii Corp.	1,560	92,524
Cathay General Bancorp	2,776	71,038
City National Corp.	2,488	201,055
Commerce Bancshares, Inc.	4,044	175,874
Cullen/Frost Bankers, Inc.	2,127	150,251
East West Bancorp, Inc.	4,409	170,672
First Horizon National Corp.	14,830	201,391
First Niagara Financial Group, Inc.	28,561	240,769
FirstMerit Corp.	9,280	175,299
Fulton Financial Corp.	9,651	119,286
Hancock Holding Co.	4,727	145,119
International Bancshares Corp.	3,616	95,969
New York Community Bancorp, Inc.(a)	17,892	286,272
PacWest Bancorp	1,997	90,784
Prosperity Bancshares, Inc.	2,226	123,231
Signature Bank*	1,151	144,980
SVB Financial Group*	2,054	238,408
Synovus Financial Corp.	6,879	186,352
TCF Financial Corp.	12,932	205,489
Trustmark Corp.	3,842	94,283
Umpqua Holdings Corp.	7,618	129,582
Valley National Bancorp(a)	11,332	110,034
Washington Federal, Inc.	3,791	83,971
Webster Financial Corp.	4,341	141,213
Total Banks		4,032,342

Capital Goods—10.8%
A.O. Smith Corp.	6,405	361,306
Acuity Brands, Inc.	2,653	371,606
AECOM Technology Corp.*	39,383	1,196,062
AGCO Corp.(a)	34,021	1,537,749
Alliant Techsystems, Inc.	6,629	770,621
B/E Aerospace, Inc.*	8,078	468,686
Carlisle Cos., Inc.	5,459	492,620
CLARCOR, Inc.	3,264	217,513
Crane Co.	7,910	464,317
Donaldson Co., Inc.	9,916	383,055
Esterline Technologies Corp.*	3,057	335,292
Exelis, Inc.	40,174	704,250
Fortune Brands Home & Security, Inc.	14,652	663,296
GATX Corp.	3,882	223,370
Graco, Inc.	2,300	184,414
Granite Construction, Inc.	9,561	363,509
Harsco Corp.	19,429	367,014
Hubbell, Inc., Class B	4,829	515,882
Huntington Ingalls Industries, Inc.	10,060	1,131,348
IDEX Corp.	4,304	335,023
ITT Corp.	10,262	415,200
KBR, Inc.	65,138	1,104,089
Kennametal, Inc.	11,992	429,194
KLX, Inc.*	4,243	175,024

Investments	Shares	Value
Lennox International, Inc.	5,351	$508,720
Lincoln Electric Holdings, Inc.	6,371	440,172
MSC Industrial Direct Co., Inc., Class A	5,192	421,850
Nordson Corp.	3,256	253,838
NOW, Inc.*(a)	25,798	663,783
Oshkosh Corp.	22,703	1,104,501
Regal-Beloit Corp.	7,027	528,430
SPX Corp.	8,884	763,313
Terex Corp.	41,362	1,153,173
Timken Co.	13,800	588,984
Trinity Industries, Inc.	31,620	885,676
Triumph Group, Inc.	8,855	595,233
Valmont Industries, Inc.	3,756	477,012
Wabtec Corp.	5,124	445,224
Watsco, Inc.	5,652	604,764
Woodward, Inc.	6,301	310,198
Total Capital Goods		22,955,311

Commercial & Professional Services—3.9%
Clean Harbors, Inc.*(a)	10,468	502,987
Copart, Inc.*	4,676	170,627
Corporate Executive Board Co.	1,917	139,040
Deluxe Corp.	4,134	257,342
FTI Consulting, Inc.*	7,233	279,411
Herman Miller, Inc.	9,273	272,904
HNI Corp.	6,551	334,494
Manpowergroup, Inc.	47,788	3,257,708
MSA Safety, Inc.	3,272	173,711
R.R. Donnelley & Sons Co.	109,334	1,837,358
Rollins, Inc.	6,357	210,417
Towers Watson & Co., Class A	4,618	522,619
Waste Connections, Inc.	6,957	306,038
Total Commercial & Professional Services		8,264,656

Consumer Durables & Apparel—3.3%
Brunswick Corp.	12,083	619,375
Carter’s, Inc.	5,209	454,798
Deckers Outdoor Corp.*(a)	2,659	242,075
Hanesbrands, Inc.	6,888	768,839
Jarden Corp.*	26,383	1,263,218
Kate Spade & Co.*	6,576	210,498
KB Home(a)	21,210	351,025
MDC Holdings, Inc.(a)	9,855	260,862
NVR, Inc.*	536	683,577
Polaris Industries, Inc.	4,456	673,925
Tempur Sealy International, Inc.*	8,116	445,650
Toll Brothers, Inc.*	17,102	586,085
Tupperware Brands Corp.	6,260	394,380
Total Consumer Durables & Apparel		6,954,307

Consumer Services—2.0%
Apollo Education Group, Inc.*	14,749	503,088
Brinker International, Inc.	7,699	451,854
Cheesecake Factory, Inc.	6,021	302,916
DeVry Education Group, Inc.	6,225	295,501
Domino’s Pizza, Inc.	3,016	284,017
Graham Holdings Co., Class B	580	500,952
International Game Technology	19,107	329,596
International Speedway Corp., Class A	3,123	98,843
Life Time Fitness, Inc.*(a)	3,543	200,605

The accompanying notes are an integral part of these financial statements.

10

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES MID CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Consumer Services (continued)
Panera Bread Co., Class A*	2,287	$399,768
Service Corp. International	19,644	445,919
Sotheby’s	3,568	154,066
Wendy’s Co. (The)	36,977	333,902
Total Consumer Services		4,301,027

Diversified Financials—1.2%
CBOE Holdings, Inc.	1,419	89,993
Eaton Vance Corp.	5,548	227,080
Federated Investors, Inc., Class B	4,043	133,136
Janus Capital Group, Inc.(a)	9,064	146,202
MSCI, Inc.	3,286	155,888
Raymond James Financial, Inc.	13,122	751,759
SEI Investments Co.	4,698	188,108
SLM Corp.	50,592	515,532
Waddell & Reed Financial, Inc., Class A 5,280		263,050
Total Diversified Financials		2,470,748

Energy—9.0%
Atwood Oceanics, Inc.*	6,256	177,483
California Resources Corp.*	118,104	650,753
CARBO Ceramics, Inc.(a)	2,668	106,853
Dresser-Rand Group, Inc.*	5,254	429,777
Dril-Quip, Inc.*	1,913	146,785
Energen Corp.	4,548	289,981
Gulfport Energy Corp.*	1,832	76,468
Helix Energy Solutions Group, Inc.*	8,213	178,222
HollyFrontier Corp.	82,267	3,083,367
Oceaneering International, Inc.	9,358	550,344
Oil States International, Inc.*	7,730	377,997
Patterson-UTI Energy, Inc.	29,774	493,951
Peabody Energy Corp.(a)	137,233	1,062,183
Rosetta Resources, Inc.*	8,434	188,163
Rowan Cos. PLC, Class A	12,153	283,408
SM Energy Co.	12,145	468,554
Superior Energy Services, Inc.	38,207	769,871
Tidewater, Inc.(a)	7,112	230,500
Unit Corp.*	7,532	256,841
Western Refining, Inc.	58,353	2,204,576
World Fuel Services Corp.	141,086	6,621,166
WPX Energy, Inc.*	47,813	556,065
Total Energy		19,203,308

Food & Staples Retailing—1.8%
SUPERVALU, Inc.*	285,565	2,769,980
United Natural Foods, Inc.*	13,257	1,025,098
Total Food & Staples Retailing		3,795,078

Food, Beverage & Tobacco—2.2%
Dean Foods Co.(a)	78,202	1,515,555
Flowers Foods, Inc.	30,087	577,370
Hain Celestial Group, Inc.*(a)	5,518	321,644
Ingredion, Inc.	10,592	898,625
Lancaster Colony Corp.	1,744	163,308
Post Holdings, Inc.*(a)	6,117	256,241
Tootsie Roll Industries, Inc.(a)	2,800	85,820
TreeHouse Foods, Inc.*	4,740	405,412
WhiteWave Foods Co.*	14,040	491,260
Total Food, Beverage & Tobacco		4,715,235

Investments	Shares	Value
Health Care Equipment & Services—8.0%
Align Technology, Inc.*	1,995	$111,540
Allscripts Healthcare Solutions, Inc.*	17,594	224,675
Centene Corp.*	21,421	2,224,571
Community Health Systems, Inc.*	49,569	2,672,761
Cooper Cos., Inc.	1,568	254,157
Halyard Health, Inc.*(a)	6,148	279,550
Health Net, Inc.*	37,764	2,021,507
Henry Schein, Inc.*	11,411	1,553,608
Hill-Rom Holdings, Inc.	5,423	247,397
HMS Holdings Corp.*	3,321	70,206
Hologic, Inc.*	14,427	385,778
IDEXX Laboratories, Inc.*	1,494	221,515
LifePoint Hospitals, Inc.*	8,838	635,541
MEDNAX, Inc.*	5,457	360,762
Omnicare, Inc.	13,418	978,575
Owens & Minor, Inc.	41,392	1,453,273
ResMed, Inc.(a)	4,349	243,805
Sirona Dental Systems, Inc.*	2,005	175,177
STERIS Corp.(a)	3,621	234,822
Teleflex, Inc.	2,365	271,549
Thoratec Corp.*	2,264	73,489
VCA, Inc.*	5,878	286,670
WellCare Health Plans, Inc.*	23,696	1,944,494
Total Health Care Equipment & Services		16,925,422

Household & Personal Products—0.5%
Church & Dwight Co., Inc.	6,408	505,014
Energizer Holdings, Inc.	5,219	670,955
Total Household & Personal Products		1,175,969

Insurance—5.5%
Alleghany Corp.*	1,772	821,322
American Financial Group, Inc.	14,084	855,180
Arthur J. Gallagher & Co.	13,628	641,606
Aspen Insurance Holdings Ltd.	9,063	396,688
Brown & Brown, Inc.	7,157	235,537
Everest Re Group Ltd.	5,128	873,298
First American Financial Corp.	21,381	724,816
Hanover Insurance Group, Inc.	10,868	775,106
HCC Insurance Holdings, Inc.	7,459	399,206
Kemper Corp.	9,729	351,314
Mercury General Corp.	8,253	467,698
Old Republic International Corp.	57,756	844,970
Primerica, Inc.	3,829	207,762
Protective Life Corp.	9,699	675,535
Reinsurance Group of America, Inc.	19,542	1,712,270
RenaissanceRe Holdings Ltd.	2,086	202,801
StanCorp Financial Group, Inc.	6,390	446,405
W.R. Berkley Corp.	20,378	1,044,576
Total Insurance		11,676,090

Materials—9.9%
Albemarle Corp.(a)	7,022	422,233
AptarGroup, Inc.	6,109	408,325
Ashland, Inc.	8,404	1,006,463
Bemis Co., Inc.	15,839	716,081
Cabot Corp.	13,378	586,759
Carpenter Technology Corp.	6,868	338,249
Cliffs Natural Resources, Inc.(a)	105,505	753,306
Commercial Metals Co.	63,727	1,038,113

The accompanying notes are an integral part of these financial statements.

11

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES MID CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Materials (continued)
Compass Minerals International, Inc.	2,210	$191,894
Cytec Industries, Inc.	6,734	310,909
Domtar Corp.	21,458	863,041
Eagle Materials, Inc.	1,798	136,702
Greif, Inc., Class A	14,517	685,638
Louisiana-Pacific Corp.*(a)	18,390	304,538
Minerals Technologies, Inc.	3,332	231,407
NewMarket Corp.	929	374,879
Olin Corp.	15,510	353,163
Packaging Corp. of America	11,193	873,614
PolyOne Corp.	16,609	629,647
Reliance Steel & Aluminum Co.	26,230	1,607,112
Rock-Tenn Co., Class A	25,574	1,559,502
Royal Gold, Inc.	498	31,225
RPM International, Inc.	13,206	669,676
Scotts Miracle-Gro Co., Class A	6,929	431,815
Sensient Technologies Corp.	3,830	231,102
Silgan Holdings, Inc.	11,273	604,233
Sonoco Products Co.	17,131	748,625
Steel Dynamics, Inc.	60,513	1,194,527
TimkenSteel Corp.	7,694	284,909
United States Steel Corp.	93,477	2,499,575
Valspar Corp.	7,945	687,084
Worthington Industries, Inc.	12,626	379,916
Total Materials		21,154,262

Media—1.5%
AMC Networks, Inc., Class A*	5,036	321,146
Cinemark Holdings, Inc.	10,890	387,466
DreamWorks Animation SKG, Inc., Class A*(a)	4,664	104,147
John Wiley & Sons, Inc., Class A	4,612	273,215
Live Nation Entertainment, Inc.*	41,163	1,074,766
Meredith Corp.	4,100	222,712
New York Times Co., Class A	18,323	242,230
Time, Inc.(a)	21,083	518,853
Total Media		3,144,535

Pharmaceuticals, Biotechnology & Life Sciences—1.1%
Bio-Rad Laboratories, Inc., Class A*	2,777	334,795
Bio-Techne Corp.	561	51,836
Charles River Laboratories International, Inc.*	3,007	191,365
Covance, Inc.*	3,953	410,480
Cubist Pharmaceuticals, Inc.*	1,813	182,478
Endo International PLC*	5,797	418,080
Mettler-Toledo International, Inc.*	1,284	388,359
Salix Pharmaceuticals Ltd.*	1,957	224,938
United Therapeutics Corp.*	1,420	183,876
Total Pharmaceuticals, Biotechnology & Life Sciences		2,386,207

Real Estate—2.3%
Alexander & Baldwin, Inc.	2,446	96,030
Alexandria Real Estate Equities, Inc.	1,205	106,932
American Campus Communities, Inc.	2,683	110,969
BioMed Realty Trust, Inc.	4,685	100,915
Camden Property Trust	1,727	127,522
Corporate Office Properties Trust	3,015	85,535
Corrections Corp. of America	6,747	245,186

Investments	Shares	Value
Duke Realty Corp.	8,991	$181,618
Equity One, Inc.	2,125	53,890
Extra Space Storage, Inc.	1,593	93,413
Federal Realty Investment Trust	765	102,097
Highwoods Properties, Inc.	2,072	91,748
Home Properties, Inc.	1,563	102,533
Hospitality Properties Trust	8,184	253,704
Jones Lang LaSalle, Inc.	5,464	819,218
Kilroy Realty Corp.	1,102	76,115
Lamar Advertising Co., Class A	3,588	192,460
LaSalle Hotel Properties	4,084	165,279
Liberty Property Trust	3,262	122,749
Mack-Cali Realty Corp.	5,266	100,370
Mid-America Apartment Communities, Inc.	1,989	148,538
National Retail Properties, Inc.	1,656	65,197
Omega Healthcare Investors, Inc.	1,863	72,787
Potlatch Corp.	2,179	91,235
Rayonier, Inc.	6,938	193,848
Realty Income Corp.	2,894	138,073
Regency Centers Corp.	1,269	80,937
Senior Housing Properties Trust(a)	5,399	119,372
SL Green Realty Corp.	1,907	226,971
Tanger Factory Outlet Centers, Inc.	1,699	62,795
Taubman Centers, Inc.	1,471	112,414
UDR, Inc.	3,868	119,212
Washington Prime Group, Inc.(a)	5,780	99,532
Weingarten Realty Investors	2,260	78,919
Total Real Estate		4,838,113

Retailing—9.7%
Aaron’s, Inc.	13,724	419,543
Abercrombie & Fitch Co., Class A(a)	23,097	661,498
Advance Auto Parts, Inc.	8,424	1,341,775
American Eagle Outfitters, Inc.(a)	38,320	531,881
ANN, Inc.*	9,851	359,364
Ascena Retail Group, Inc.*(a)	58,557	735,476
Big Lots, Inc.	20,393	816,128
Cabela’s, Inc.*(a)	10,516	554,298
Chico’s FAS, Inc.	24,713	400,598
CST Brands, Inc.	43,922	1,915,438
Dick’s Sporting Goods, Inc.	17,982	892,806
Foot Locker, Inc.	17,139	962,869
Guess?, Inc.	19,196	404,652
HSN, Inc.	6,996	531,696
JC Penney Co., Inc.*(a)	272,916	1,768,496
LKQ Corp.*	34,382	966,822
Murphy USA, Inc.*	42,272	2,910,850
Office Depot, Inc.*	302,666	2,595,361
Rent-A-Center, Inc.	15,050	546,616
Signet Jewelers Ltd.	4,903	645,088
Williams-Sonoma, Inc.	8,980	679,606
Total Retailing		20,640,861

Semiconductors & Semiconductor Equipment—1.6%
Advanced Micro Devices, Inc.*(a)	348,030	929,240
Atmel Corp.*	26,438	221,947
Cree, Inc.*(a)	7,690	247,772
Cypress Semiconductor Corp.*(a)	7,794	111,298

The accompanying notes are an integral part of these financial statements.

12

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES MID CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Fairchild Semiconductor International, Inc.*	12,829	$216,554
Integrated Device Technology, Inc.*	3,628	71,109
International Rectifier Corp.*	4,086	163,031
Intersil Corp., Class A	6,448	93,303
RF Micro Devices, Inc.*	11,333	188,014
Semtech Corp.*	3,421	94,317
Silicon Laboratories, Inc.*	2,010	95,716
Skyworks Solutions, Inc.	4,445	323,196
SunEdison, Inc.*	19,965	389,517
Teradyne, Inc.	12,525	247,870
Total Semiconductors & Semiconductor Equipment		3,392,884

Software & Services—3.9%
ACI Worldwide, Inc.*	7,986	161,078
Acxiom Corp.*	8,269	167,613
Advent Software, Inc.	1,991	61,004
ANSYS, Inc.*	1,711	140,302
AOL, Inc.*	8,643	399,047
Broadridge Financial Solutions, Inc.	8,622	398,164
Cadence Design Systems, Inc.*(a)	12,840	243,575
CDK Global, Inc.	7,231	294,736
CommVault Systems, Inc.*	1,753	90,613
Convergys Corp.	19,540	398,030
CoreLogic, Inc.*	6,551	206,946
DST Systems, Inc.	4,295	404,374
Equinix, Inc.	1,565	354,832
FactSet Research Systems, Inc.(a)	999	140,609
Fair Isaac Corp.	1,589	114,885
Fortinet, Inc.*	3,850	118,041
Gartner, Inc.*	3,545	298,524
Global Payments, Inc.	4,721	381,126
Informatica Corp.*	4,080	155,591
Jack Henry & Associates, Inc.	2,915	181,138
Leidos Holdings, Inc.	21,243	924,495
Mentor Graphics Corp.	7,641	167,491
NeuStar, Inc., Class A*(a)	5,494	152,733
PTC, Inc.*	5,542	203,114
Rackspace Hosting, Inc.*	5,708	267,192
Rovi Corp.*	3,993	90,202
Science Applications International Corp.	12,601	624,128
SolarWinds, Inc.*	1,217	60,643
Solera Holdings, Inc.	2,937	150,316
Synopsys, Inc.*	7,139	310,332
Tyler Technologies, Inc.*	633	69,276
Ultimate Software Group, Inc.*	508	74,582
VeriFone Systems, Inc.*	8,107	301,580
WEX, Inc.*	1,233	121,968
Total Software & Services		8,228,280

Technology Hardware & Equipment—13.3%
3D Systems Corp.*(a)	3,197	105,085
ARRIS Group, Inc.*	28,470	859,509
Arrow Electronics, Inc.*	60,529	3,504,024
Avnet, Inc.	94,472	4,064,185
Belden, Inc.	4,111	323,988
Ciena Corp.*	18,658	362,152
Cognex Corp.*	1,709	70,633

Investments	Shares	Value
Diebold, Inc.(a)	13,262	$459,396
FEI Co.	1,620	146,367
Ingram Micro, Inc., Class A*	252,501	6,979,128
InterDigital, Inc./PA	1,245	65,861
IPG Photonics Corp.*(a)	1,457	109,158
Itron, Inc.*	7,453	315,187
Jabil Circuit, Inc.	119,619	2,611,283
JDS Uniphase Corp.*	18,595	255,123
Keysight Technologies, Inc.*	13,206	445,967
Knowles Corp.*(a)	9,458	222,736
Lexmark International, Inc., Class A	13,993	577,491
National Instruments Corp.	5,869	182,467
NCR Corp.*	35,142	1,024,038
Plantronics, Inc.	2,350	124,597
Polycom, Inc.*	15,565	210,128
Riverbed Technology, Inc.*	8,700	177,567
Tech Data Corp.*	66,661	4,214,975
Trimble Navigation Ltd.*	13,543	359,431
Vishay Intertechnology, Inc.	28,075	397,261
Zebra Technologies Corp., Class A*	2,347	181,681
Total Technology Hardware & Equipment		28,349,418

Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	31,059	784,240

Transportation—2.5%
Alaska Air Group, Inc.	14,146	845,365
Con-Way, Inc.	18,234	896,748
Genesee & Wyoming, Inc., Class A*	2,840	255,373
JB Hunt Transport Services, Inc.	10,982	925,233
JetBlue Airways Corp.*(a)	57,985	919,642
Kirby Corp.*	4,220	340,723
Landstar System, Inc.	6,141	445,407
Old Dominion Freight Line, Inc.*	5,119	397,439
Werner Enterprises, Inc.	10,370	323,026
Total Transportation		5,348,956

Utilities—3.6%
Alliant Energy Corp.	7,977	529,832
Aqua America, Inc.	4,490	119,883
Atmos Energy Corp.	13,652	760,962
Black Hills Corp.	3,967	210,410
Cleco Corp.	3,396	185,218
Great Plains Energy, Inc.	14,401	409,132
Hawaiian Electric Industries, Inc.(a)	14,871	497,881
IDACORP, Inc.	3,094	204,792
MDU Resources Group, Inc.	32,225	757,288
National Fuel Gas Co.	4,670	324,705
OGE Energy Corp.	10,899	386,697
ONE Gas, Inc.	6,576	271,063
PNM Resources, Inc.	7,392	219,025
Questar Corp.	7,473	188,917
UGI Corp.	33,391	1,268,190
Vectren Corp.	8,901	411,493
Westar Energy, Inc.	9,775	403,121
WGL Holdings, Inc.	7,771	424,452
Total Utilities		7,573,061
Total Common Stocks
(Cost $178,799,989)		213,043,648

The accompanying notes are an integral part of these financial statements.

13

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES MID CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—6.1%
Dreyfus Institutional Preferred
Money Market Fund—Prime
Shares, 0.06% (b)
(Cost $12,963,425)	12,963,425	$12,963,425

Total Investments—106.3%
(Cost $191,763,414)		226,007,073
Liabilities in Excess of Other Assets—(6.3)%		(13,342,880)
Net Assets—100.0%		$212,664,193

PLC – Public Limited Company

*	Non-income producing security
(a)

All or a portion of the security was on loan. The aggregate market value of the securities on loan was $12,829,909; total market value of the collateral held by the fund was $13,253,192. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $289,767.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

14

SCHEDULE OF INVESTMENTS

REVENUE SHARES SMALL CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
COMMON STOCKS—100.3%
Automobiles & Components—0.7%
Dorman Products, Inc.*(a)	7,069	$341,221
Drew Industries, Inc.*	11,027	563,149
Standard Motor Products, Inc.	12,807	488,203
Superior Industries International, Inc.	18,486	365,838
Winnebago Industries, Inc.	17,690	384,934
Total Automobiles & Components		2,143,345

Banks—2.6%
Bank Mutual Corp.	7,685	52,719
Bank of the Ozarks, Inc.	4,551	172,574
Banner Corp.	2,728	117,359
BBCN Bancorp, Inc.	12,136	174,516
BofI Holding, Inc.*	1,092	84,968
Boston Private Financial Holdings, Inc.	12,635	170,193
Brookline Bancorp, Inc.	11,419	114,533
Cardinal Financial Corp.	4,017	79,657
City Holding Co.	2,026	94,270
Columbia Banking System, Inc.	6,295	173,805
Community Bank System, Inc.	5,006	190,879
CVB Financial Corp.	8,634	138,317
Dime Community Bancshares	5,423	88,286
F.N.B. Corp.	24,424	325,328
First BanCorp*	59,652	350,157
First Commonwealth Financial Corp.	14,488	133,579
First Financial Bancorp	8,152	151,546
First Financial Bankshares, Inc.(a)	4,248	126,930
First Midwest Bancorp, Inc.	11,713	200,409
Glacier Bancorp, Inc.	7,032	195,279
Hanmi Financial Corp.	3,628	79,127
Home BancShares, Inc.	5,650	181,704
Independent Bank Corp.	3,308	141,615
MB Financial, Inc.	7,540	247,764
National Penn Bancshares, Inc.	17,710	186,398
NBT Bancorp, Inc.	7,628	200,388
Northwest Bancshares, Inc.	14,419	180,670
OFG Bancorp	15,115	251,665
Old National Bancorp	18,033	268,331
Oritani Financial Corp.	4,353	67,036
Pinnacle Financial Partners, Inc.	3,162	125,025
PrivateBancorp, Inc.	9,494	317,100
Provident Financial Services, Inc.	8,321	150,277
S&T Bancorp, Inc.	3,384	100,877
Simmons First National Corp., Class A	2,691	109,389
Sterling Bancorp	8,889	127,824
Susquehanna Bancshares, Inc.	30,271	406,539
Texas Capital Bancshares, Inc.*	4,790	260,241
Tompkins Financial Corp.	2,435	134,655
TrustCo Bank Corp.	12,354	89,690
UMB Financial Corp.	7,691	437,541
United Bankshares, Inc.	6,166	230,917
United Community Banks, Inc.	8,023	151,956
ViewPoint Financial Group, Inc.	3,587	85,550
Westamerica Bancorporation(a)	1,999	97,991
Wilshire Bancorp, Inc.	9,699	98,251
Wintrust Financial Corp.	9,227	431,454
Total Banks		8,295,279

Investments	Shares	Value
Capital Goods—13.5%
AAON, Inc.	7,732	$173,119
AAR Corp.	35,919	997,830
Aceto Corp.	10,988	238,440
Actuant Corp., Class A	22,351	608,841
Aegion Corp., Class A*	36,006	670,072
Aerovironment, Inc.*	4,079	111,153
Albany International Corp., Class A	9,888	375,645
American Science & Engineering, Inc.	1,661	86,206
American Woodmark Corp.*	8,845	357,692
Apogee Enterprises, Inc.	8,027	340,104
Applied Industrial Technologies, Inc.	26,321	1,199,974
Astec Industries, Inc.	12,349	485,439
AZZ, Inc.	7,549	354,199
Barnes Group, Inc.	17,103	632,982
Briggs & Stratton Corp.	44,908	917,021
CIRCOR International, Inc.	6,851	412,978
Comfort Systems USA, Inc.	41,669	713,373
Cubic Corp.	12,159	640,050
Curtiss-Wright Corp.	18,305	1,292,150
DXP Enterprises, Inc.*	14,940	754,918
Dycom Industries, Inc.*	27,348	959,641
EMCOR Group, Inc.	71,946	3,200,878
Encore Wire Corp.	15,941	595,078
EnerSys	19,688	1,215,143
Engility Holdings, Inc.*	16,508	706,542
EnPro Industries, Inc.*	9,146	574,003
ESCO Technologies, Inc.	7,147	263,724
Federal Signal Corp.	27,964	431,764
Franklin Electric Co., Inc.	13,574	509,432
GenCorp, Inc.*(a)	47,247	864,620
General Cable Corp.	206,214	3,072,589
Gibraltar Industries, Inc.*	27,320	444,223
Griffon Corp.	74,733	993,949
Hillenbrand, Inc.	24,542	846,699
John Bean Technologies Corp.	14,175	465,791
Kaman Corp.	22,013	882,501
Lindsay Corp.(a)	3,247	278,398
Lydall, Inc.*	8,208	269,387
Moog, Inc., Class A*	18,119	1,341,350
Mueller Industries, Inc.	32,933	1,124,333
National Presto Industries, Inc.(a)	3,399	197,278
Orbital Sciences Corp.*	28,440	764,752
Orion Marine Group, Inc.*	17,987	198,756
PGT, Inc.*	15,234	146,703
Powell Industries, Inc.	6,900	338,583
Quanex Building Products Corp.	20,286	380,971
Simpson Manufacturing Co., Inc.	10,570	365,722
Standex International Corp.	4,509	348,365
TASER International, Inc.*(a)	3,229	85,504
Teledyne Technologies, Inc.*	11,286	1,159,524
Tennant Co.	5,446	393,038
Titan International, Inc.	96,077	1,021,299
Toro Co.	16,464	1,050,568
Universal Forest Products, Inc.	24,471	1,301,857
Veritiv Corp.*	83,835	4,348,521
Vicor Corp.*	8,211	99,353
Watts Water Technologies, Inc., Class A	11,869	752,969
Total Capital Goods		43,355,994

The accompanying notes are an integral part of these financial statements.

15

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Commercial & Professional Services—6.3%
ABM Industries, Inc.	84,057	$2,408,233
Brady Corp., Class A	22,304	609,791
Brink’s Co. (The)	79,537	1,941,498
CDI Corp.	32,048	567,570
Exponent, Inc.	1,832	151,140
G&K Services, Inc., Class A	6,565	465,130
Healthcare Services Group, Inc.	19,880	614,888
Heidrick & Struggles International, Inc. 11,304		260,557
Insperity, Inc.	34,794	1,179,169
Interface, Inc.	29,827	491,251
Kelly Services, Inc., Class A	161,248	2,744,441
Korn/Ferry International*	16,775	482,449
Matthews International Corp.,
Class A	10,400	506,168
Mobile Mini, Inc.	5,427	219,848
Navigant Consulting, Inc.*	27,134	417,050
On Assignment, Inc.*	27,445	910,899
Resources Connection, Inc.	16,928	278,466
Tetra Tech, Inc.	35,821	956,421
TrueBlue, Inc.*	44,272	985,052
UniFirst Corp.	5,910	717,769
United Stationers, Inc.	61,980	2,613,077
US Ecology, Inc.(a)	4,167	167,180
Viad Corp.	19,324	515,178
WageWorks, Inc.*	2,017	130,238
Total Commercial & Professional Services		20,333,463

Consumer Durables & Apparel—4.3%
Arctic Cat, Inc.	10,283	365,046
Callaway Golf Co.	56,805	437,398
Crocs, Inc.*	46,996	586,980
Ethan Allen Interiors, Inc.	11,676	361,606
G-III Apparel Group Ltd.*	7,996	807,676
Helen of Troy Ltd.*	10,052	653,983
Iconix Brand Group, Inc.*	5,769	194,935
iRobot Corp.*(a)	7,373	255,991
La-Z-Boy, Inc., Class Z	24,699	662,921
M/I Homes, Inc.*	26,043	597,947
Meritage Homes Corp.*	28,842	1,038,024
Movado Group, Inc.	9,524	270,196
Oxford Industries, Inc.	7,839	432,791
Perry Ellis International, Inc.*	17,878	463,577
Quiksilver, Inc.*(a)	387,679	856,771
Ryland Group, Inc.	31,622	1,219,344
Skechers U.S.A., Inc., Class A*	18,403	1,016,766
Standard Pacific Corp.*	154,771	1,128,281
Steven Madden Ltd.*	19,786	629,788
Sturm Ruger & Co., Inc.	8,288	287,013
Universal Electronics, Inc.*	4,297	279,434
Wolverine World Wide, Inc.	43,215	1,273,546
Total Consumer Durables & Apparel		13,820,014

Consumer Services—4.5%
American Public Education, Inc.*	4,677	172,441
Biglari Holdings, Inc.*	1,017	406,302
BJ’s Restaurants, Inc.*	8,271	415,287
Bob Evans Farms, Inc.	12,347	631,919
Boyd Gaming Corp.*	118,995	1,520,756
Buffalo Wild Wings, Inc.*(a)	4,015	724,226
Capella Education Co.	2,816	216,719

Investments	Shares	Value
Career Education Corp.*	75,410	$524,854
Cracker Barrel Old Country Store, Inc.	9,489	1,335,672
DineEquity, Inc.	3,045	315,584
Interval Leisure Group, Inc.	13,220	276,166
Jack in the Box, Inc.	8,925	713,643
Marcus Corp.	12,743	235,873
Marriott Vacations Worldwide Corp.	11,458	854,079
Monarch Casino & Resort, Inc.*	5,570	92,406
Papa John’s International, Inc.	13,044	727,855
Pinnacle Entertainment, Inc.*	50,571	1,125,205
Red Robin Gourmet Burgers, Inc.*	7,234	556,837
Regis Corp.*	54,556	914,359
Ruby Tuesday, Inc.*	67,161	459,381
Ruth’s Hospitality Group, Inc.	14,765	221,475
Scientific Games Corp., Class A*(a)	62,685	797,980
Sonic Corp.	9,430	256,779
Strayer Education, Inc.*	3,050	226,554
Texas Roadhouse, Inc.	22,148	747,716
Universal Technical Institute, Inc.	19,096	187,905
Total Consumer Services		14,657,973

Diversified Financials—2.4%
Calamos Asset Management, Inc., Class A	9,799	130,523
Cash America International, Inc.	42,996	972,569
Encore Capital Group, Inc.*(a)	11,956	530,846
Enova International, Inc.*	16,938	377,040
Evercore Partners, Inc., Class A	8,028	420,426
Ezcorp, Inc., Class A*(a)	43,009	505,356
Financial Engines, Inc.(a)	3,776	138,013
First Cash Financial Services, Inc.*	6,049	336,748
FXCM, Inc., Class A	12,324	204,209
Green Dot Corp., Class A*	12,772	261,698
Greenhill & Co., Inc.	3,226	140,654
HFF, Inc., Class A	5,770	207,258
Interactive Brokers Group, Inc., Class A	19,484	568,153
Investment Technology Group, Inc.*	13,113	273,013
MarketAxess Holdings, Inc.	1,726	123,771
Piper Jaffray Cos.*	6,007	348,947
PRA Group, Inc.*	6,582	381,295
Stifel Financial Corp.*	21,096	1,076,318
SWS Group, Inc.*	21,199	146,485
Virtus Investment Partners, Inc.	1,340	228,457
World Acceptance Corp.*(a)	3,838	304,929
Total Diversified Financials		7,676,708

Energy—5.4%
Approach Resources, Inc.*(a)	26,312	168,134
Arch Coal, Inc.(a)	841,509	1,497,886
Basic Energy Services, Inc.*	122,166	856,384
Bill Barrett Corp.*	31,678	360,812
Bonanza Creek Energy, Inc.*	4,549	109,176
Bristow Group, Inc.	12,952	852,112
C&J Energy Services, Inc.*	55,339	731,028
Carrizo Oil & Gas, Inc.*	9,419	391,830
Cloud Peak Energy, Inc.*	68,269	626,709
Comstock Resources, Inc.(a)	48,870	332,805
Contango Oil & Gas Co.*	4,766	139,358
Era Group, Inc.*	7,573	160,169
Exterran Holdings, Inc.	42,442	1,382,760
Geospace Technologies Corp.*	5,381	142,597

The accompanying notes are an integral part of these financial statements.

16

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Energy (continued)
Green Plains, Inc.	68,269	$1,691,706
Gulf Island Fabrication, Inc.	12,905	250,228
GulfMark Offshore, Inc., Class A(a)	11,734	286,544
Hornbeck Offshore Services, Inc.*	14,852	370,855
ION Geophysical Corp.*	117,341	322,688
Matrix Service Co.*	27,367	610,832
Newpark Resources, Inc.*	59,841	570,883
Northern Oil and Gas, Inc.*(a)	35,912	202,903
Paragon Offshore PLC(a)	321,367	890,187
PDC Energy, Inc.*	8,463	349,268
Penn Virginia Corp.*(a)	53,015	354,140
PetroQuest Energy, Inc.*	33,066	123,667
Pioneer Energy Services Corp.*	110,532	612,347
Rex Energy Corp.*(a)	34,643	176,679
SEACOR Holdings, Inc.*(a)	8,822	651,152
Stone Energy Corp.*	29,975	505,978
Swift Energy Co.*(a)	104,014	421,257
Synergy Resources Corp.*	3,700	46,398
Tesco Corp.	21,298	273,040
TETRA Technologies, Inc.*	92,080	615,094
U.S. Silica Holdings, Inc.(a)	15,351	394,367
Total Energy		17,471,973

Food & Staples Retailing—2.9%
Andersons, Inc.	45,309	2,407,720
Casey’s General Stores, Inc.	42,090	3,801,569
SpartanNash Co.	122,174	3,193,628
Total Food & Staples Retailing		9,402,917

Food, Beverage & Tobacco—2.9%
Alliance One International, Inc.*	639,218	1,009,964
B&G Foods, Inc., Class A	13,247	396,085
Boston Beer Co., Inc. (The), Class A*(a)	1,505	435,758
Calavo Growers, Inc.	7,937	375,420
Cal-Maine Foods, Inc.(a)	16,992	663,198
Darling Ingredients, Inc.*(a)	88,459	1,606,415
Diamond Foods, Inc.*	14,819	418,340
J&J Snack Foods Corp.	4,011	436,277
Sanderson Farms, Inc.	14,825	1,245,671
Seneca Foods Corp., Class A*	24,341	657,937
Snyder’s-Lance, Inc.	27,349	835,512
Universal Corp.	28,668	1,260,819
Total Food, Beverage & Tobacco		9,341,396

Health Care Equipment & Services—7.8%
Abaxis, Inc.	1,498	85,131
Abiomed, Inc.*	2,285	86,967
Air Methods Corp.*(a)	11,137	490,362
Almost Family, Inc.*	7,630	220,888
Amedisys, Inc.*	21,289	624,832
AMN Healthcare Services, Inc.*	26,528	519,949
Amsurg Corp.*	12,680	693,976
Analogic Corp.	3,068	259,583
AngioDynamics, Inc.*	8,833	167,915
Anika Therapeutics, Inc.*	1,336	54,429
Bio-Reference Laboratories, Inc.*(a)	13,408	430,799
Cantel Medical Corp.	5,199	224,909
Chemed Corp.(a)	6,171	652,090
Computer Programs & Systems, Inc.	1,654	100,481

Investments	Shares	Value
CONMED Corp.	8,229	$369,976
CorVel Corp.*	6,379	237,426
Cross Country Healthcare, Inc.*	23,604	294,578
CryoLife, Inc.	6,594	74,710
Cyberonics, Inc.*	2,394	133,298
Cynosure, Inc., Class A*	4,576	125,474
Ensign Group, Inc.	11,005	488,512
ExamWorks Group, Inc.*	2,383	99,109
Gentiva Health Services, Inc.*	48,365	921,353
Greatbatch, Inc.*	6,920	341,156
Haemonetics Corp.*	12,154	454,803
Hanger, Inc.*	23,380	512,022
HealthStream, Inc.*	2,744	80,893
Healthways, Inc.*(a)	17,951	356,866
ICU Medical, Inc.*	1,792	146,765
Integra LifeSciences Holdings Corp.*	8,323	451,356
Invacare Corp.	37,136	622,399
IPC The Hospitalist Co., Inc.*	7,201	330,454
Kindred Healthcare, Inc.	129,540	2,355,037
Landauer, Inc.	2,076	70,875
LHC Group, Inc.*	11,564	360,566
Magellan Health, Inc.*	30,283	1,817,888
Masimo Corp.*	10,999	289,714
MedAssets, Inc.*	17,622	348,211
Medidata Solutions, Inc.*	3,433	163,926
Meridian Bioscience, Inc.	5,620	92,505
Merit Medical Systems, Inc.*	14,372	249,067
Molina Healthcare, Inc.*	79,163	4,237,595
MWI Veterinary Supply, Inc.*	7,948	1,350,445
Natus Medical, Inc.*	4,730	170,469
Neogen Corp.*	2,398	118,917
NuVasive, Inc.*	7,726	364,358
Omnicell, Inc.*	6,050	200,376
PharMerica Corp.*	42,882	888,086
Providence Service Corp.*	16,841	613,686
Quality Systems, Inc.	13,907	216,810
SurModics, Inc.*	1,220	26,962
West Pharmaceutical Services, Inc.	12,665	674,285
Total Health Care Equipment & Services		25,263,239

Household & Personal Products—0.4%
Central Garden and Pet Co., Class A*	88,397	844,191
Inter Parfums, Inc.	8,870	243,482
Medifast, Inc.*	4,831	162,080
WD-40 Co.	2,325	197,811
Total Household & Personal Products		1,447,564

Insurance—2.5%
American Equity Investment Life Holding Co.	39,267	1,146,204
AMERISAFE, Inc.	4,465	189,137
eHealth, Inc.*	3,397	84,653
Employers Holdings, Inc.	17,273	406,088
HCI Group, Inc.	3,024	130,758
Horace Mann Educators Corp.	15,578	516,878
Infinity Property & Casualty Corp.	9,185	709,633
Meadowbrook Insurance Group, Inc.	56,579	478,658
Montpelier Re Holdings Ltd.	9,198	329,472
Navigators Group, Inc.*	6,692	490,791
ProAssurance Corp.	8,247	372,352
RLI Corp.	7,955	392,977

The accompanying notes are an integral part of these financial statements.

17

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Insurance (continued)
Safety Insurance Group, Inc.	6,023	$385,532
Selective Insurance Group, Inc.	36,228	984,315
Stewart Information Services Corp.	23,995	888,775
United Fire Group, Inc.	15,365	456,802
Universal Insurance Holdings, Inc.	8,337	170,492
Total Insurance		8,133,517

Materials—7.7%
A. Schulman, Inc.	30,379	1,231,261
A.M. Castle & Co.*(a)	67,693	540,190
AK Steel Holding Corp.*(a)	535,796	3,182,628
American Vanguard Corp.	12,798	148,713
Balchem Corp.	3,403	226,776
Boise Cascade Co.*	47,779	1,774,990
Calgon Carbon Corp.*	13,264	275,626
Century Aluminum Co.*	37,701	919,904
Clearwater Paper Corp.*	13,650	935,707
Deltic Timber Corp.	1,637	111,971
Flotek Industries, Inc.*	12,367	231,634
FutureFuel Corp.	15,270	198,815
Globe Specialty Metals, Inc.	21,980	378,715
H.B. Fuller Co.	23,804	1,059,992
Hawkins, Inc.	4,121	178,563
Haynes International, Inc.	4,555	220,918
Headwaters, Inc.*	26,917	403,486
Innophos Holdings, Inc.	7,456	435,803
Intrepid Potash, Inc.*(a)	14,217	197,332
Kaiser Aluminum Corp.	8,829	630,655
KapStone Paper and Packaging Corp.	37,924	1,111,552
Koppers Holdings, Inc.	30,432	790,623
Kraton Performance Polymers, Inc.*	31,169	648,004
LSB Industries, Inc.*	11,195	351,971
Materion Corp.	16,324	575,095
Myers Industries, Inc.	21,713	382,149
Neenah Paper, Inc.	7,407	446,420
Olympic Steel, Inc.	41,257	733,549
OM Group, Inc.	19,263	574,037
PH Glatfelter Co.	35,062	896,535
Quaker Chemical Corp.	4,188	385,464
Rayonier Advanced Materials, Inc.	20,139	449,100
RTI International Metals, Inc.*	16,431	415,047
Schweitzer-Mauduit International, Inc. 9,252		391,360
Stepan Co.	24,538	983,483
Stillwater Mining Co.*	32,703	482,042
SunCoke Energy, Inc.	39,147	757,103
Tredegar Corp.	22,216	499,638
Wausau Paper Corp.	16,121	183,296
Zep, Inc.	23,306	353,086
Total Materials		24,693,233

Media—0.5%
E.W. Scripps Co., Class A*(a)	19,559	437,144
Harte-Hanks, Inc.	37,577	290,846
Scholastic Corp.	24,564	894,621
Sizmek, Inc.*	13,051	81,699
Total Media		1,704,310

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—1.1%
Acorda Therapeutics, Inc.*	4,588	$187,512
Affymetrix, Inc.*	18,534	182,931
Akorn, Inc.*(a)	5,412	195,914
Albany Molecular Research, Inc.*(a)	8,057	131,168
Cambrex Corp.*	6,988	151,081
Depomed, Inc.*	7,519	121,131
Emergent Biosolutions, Inc.*	7,452	202,918
Impax Laboratories, Inc.*	8,643	273,810
Lannett Co., Inc.*	2,480	106,342
Ligand Pharmaceuticals, Inc., Class B*(a) 516		27,456
Luminex Corp.*	6,063	113,742
Medicines Co.*	13,381	370,252
Momenta Pharmaceuticals, Inc.*	1,794	21,600
PAREXEL International Corp.*	19,472	1,081,864
Prestige Brands Holdings, Inc.*	8,608	298,870
Repligen Corp.*	1,469	29,086
Sagent Pharmaceuticals, Inc.*	4,609	115,732
Spectrum Pharmaceuticals, Inc.*(a)	11,822	81,927
Total Pharmaceuticals, Biotechnology & Life Sciences		3,693,336

Real Estate—1.7%
Acadia Realty Trust	2,830	90,645
Agree Realty Corp.	788	24,499
American Assets Trust, Inc.	3,147	125,282
Associated Estates Realty Corp.	4,040	93,768
Aviv REIT, Inc.	2,379	82,028
Capstead Mortgage Corp.	8,548	104,969
CareTrust REIT, Inc.	2,245	27,681
Cedar Realty Trust, Inc.	10,192	74,809
Chesapeake Lodging Trust	6,210	231,074
CoreSite Realty Corp.	3,241	126,561
Cousins Properties, Inc.	14,558	166,252
DiamondRock Hospitality Co.	26,627	395,944
EastGroup Properties, Inc.	1,672	105,871
Education Realty Trust, Inc.	2,872	105,086
EPR Properties	3,153	181,707
Forestar Group, Inc.*	10,534	162,224
Franklin Street Properties Corp.	9,862	121,007
Geo Group, Inc. (The)	20,173	814,182
Getty Realty Corp.	2,680	48,803
Government Properties Income Trust	5,085	117,006
Healthcare Realty Trust, Inc.	6,470	176,760
Inland Real Estate Corp.	9,080	99,426
Kite Realty Group Trust	3,549	101,998
Lexington Realty Trust	19,302	211,936
LTC Properties, Inc.	1,327	57,287
Medical Properties Trust, Inc.	10,543	145,283
Parkway Properties, Inc.	10,916	200,745
Pennsylvania Real Estate Investment Trust	9,100	213,486
Post Properties, Inc.	3,076	180,777
PS Business Parks, Inc.	2,338	185,965
Retail Opportunity Investments Corp.	4,332	72,734
Sabra Health Care REIT, Inc.	2,777	84,338
Saul Centers, Inc.	1,784	102,027
Sovran Self Storage, Inc.	1,747	152,373
Universal Health Realty Income Trust	573	27,573
Urstadt Biddle Properties, Inc., Class A	2,135	46,714
Total Real Estate		5,258,820

The accompanying notes are an integral part of these financial statements.

18

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Retailing—10.5%
Aeropostale, Inc.*(a)	449,731	$1,043,376
Barnes & Noble, Inc.*	129,229	3,000,697
Big 5 Sporting Goods Corp.	33,888	495,781
Blue Nile, Inc.*	6,113	220,129
Brown Shoe Co., Inc.	38,480	1,237,132
Buckle, Inc.(a)	10,690	561,439
Cato Corp., Class A	10,760	453,857
Children’s Place, Inc. (The)	15,082	859,674
Christopher & Banks Corp.*	45,286	258,583
Finish Line, Inc., Class A	26,258	638,332
Francesca’s Holdings Corp.*	9,837	164,278
Fred’s, Inc., Class A	58,057	1,010,772
FTD Cos., Inc.*	8,558	297,990
Genesco, Inc.*	17,054	1,306,678
Group 1 Automotive, Inc.	52,796	4,731,578
Haverty Furniture Cos., Inc.	16,774	369,196
Hibbett Sports, Inc.*	8,120	393,252
Kirkland’s, Inc.*	9,582	226,519
Lithia Motors, Inc., Class A	25,913	2,246,398
Lumber Liquidators Holdings, Inc.*(a)	8,100	537,111
MarineMax, Inc.*	15,397	308,710
Men’s Wearhouse, Inc.	28,956	1,278,407
Monro Muffler Brake, Inc.(a)	6,871	397,144
Nutrisystem, Inc.	9,635	188,364
Outerwall, Inc.*(a)	14,547	1,094,225
Pep Boys-Manny, Moe & Jack*	113,509	1,114,658
PetMed Express, Inc.(a)	8,189	117,676
Pool Corp.	16,944	1,074,927
Select Comfort Corp.*	18,636	503,731
Sonic Automotive, Inc., Class A	163,162	4,411,900
Stage Stores, Inc.	40,224	832,637
Stein Mart, Inc.	41,169	601,891
Tuesday Morning Corp.*	18,703	405,855
Vitamin Shoppe, Inc.*	11,887	577,470
VOXX International Corp., Class A*	48,006	420,533
Zumiez, Inc.*	9,221	356,207
Total Retailing		33,737,107

Semiconductors & Semiconductor Equipment—1.6%
Advanced Energy Industries, Inc.*	12,290	291,273
Brooks Automation, Inc.	18,610	237,278
Cabot Microelectronics Corp.*	4,393	207,877
CEVA, Inc.*	1,349	24,471
Cirrus Logic, Inc.*(a)	15,735	370,874
Cohu, Inc.	13,023	154,974
Diodes, Inc.*	15,590	429,816
DSP Group, Inc.*	6,066	65,937
Entropic Communications, Inc.*	40,046	101,316
Exar Corp.*	6,247	63,719
Kopin Corp.*	3,859	13,970
Kulicke & Soffa Industries, Inc.*	18,988	274,567
Micrel, Inc.	8,584	124,554
Microsemi Corp.*	18,334	520,319
MKS Instruments, Inc.	10,289	376,577
Monolithic Power Systems, Inc.	2,636	131,115
Nanometrics, Inc.*	5,400	90,828
Pericom Semiconductor Corp.*	4,393	59,481
Power Integrations, Inc.	3,282	169,811
Rudolph Technologies, Inc.*	8,754	89,553
Synaptics, Inc.*	6,194	426,395

Investments	Shares	Value
Tessera Technologies, Inc.	3,715	$132,848
TriQuint Semiconductor, Inc.*	17,782	489,894
Ultratech, Inc.*	3,389	62,900
Veeco Instruments, Inc.*(a)	4,633	161,599
Total Semiconductors & Semiconductor Equipment		5,071,946

Software & Services—4.6%
Blackbaud, Inc.	5,978	258,608
Blucora, Inc.*	22,839	316,320
Bottomline Technologies (de), Inc.*	5,904	149,253
CACI International, Inc., Class A*	19,956	1,719,808
Cardtronics, Inc.*	12,897	497,566
Ciber, Inc.*	131,699	467,531
comScore, Inc.*	3,345	155,308
CSG Systems International, Inc.	14,346	359,654
Dealertrack Technologies, Inc.*	8,077	357,892
Dice Holdings, Inc.*	11,707	117,187
Digital River, Inc.*	10,490	259,418
Ebix, Inc.(a)	5,978	101,566
EPIQ Systems, Inc.	14,385	245,696
Exlservice Holdings, Inc.*	8,573	246,131
Forrester Research, Inc.	3,645	143,467
Heartland Payment Systems, Inc.	20,149	1,087,039
iGATE Corp.*	16,757	661,566
Interactive Intelligence Group, Inc.*	3,627	173,733
j2 Global, Inc.	4,419	273,978
Liquidity Services, Inc.*(a)	29,129	237,984
LivePerson, Inc.*	6,797	95,838
LogMeIn, Inc.*	1,958	96,608
Manhattan Associates, Inc.*	5,397	219,766
ManTech International Corp., Class A	30,336	917,057
MAXIMUS, Inc.	15,350	841,794
MicroStrategy, Inc., Class A*	1,779	288,910
Monotype Imaging Holdings, Inc.	3,151	90,843
Monster Worldwide, Inc.*	86,830	401,155
NetScout Systems, Inc.*	5,090	185,989
NIC, Inc.	7,144	128,521
Perficient, Inc.*	11,916	221,995
Progress Software Corp.*	5,817	157,175
QuinStreet, Inc.*	30,384	184,431
Stamps.com, Inc.*	1,335	64,067
Sykes Enterprises, Inc.*	26,882	630,921
Synchronoss Technologies, Inc.*	4,965	207,835
Take-Two Interactive Software, Inc.*(a)	40,878	1,145,810
Tangoe, Inc.*	7,726	100,670
TeleTech Holdings, Inc.*	24,711	585,156
VASCO Data Security International, Inc.*(a)	3,267	92,162
Virtusa Corp.*	4,334	180,598
XO Group, Inc.*	3,893	70,891
Total Software & Services		14,737,897

Technology Hardware & Equipment—9.2%
ADTRAN, Inc.	14,628	318,890
Agilysys, Inc.*	3,876	48,799
Anixter International, Inc.*	36,043	3,188,364
Badger Meter, Inc.	3,053	181,196
Bel Fuse, Inc., Class B	8,008	218,939
Benchmark Electronics, Inc.*	55,634	1,415,329

The accompanying notes are an integral part of these financial statements.

19

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES SMALL CAP FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Technology Hardware & Equipment (continued)
Black Box Corp.	19,935	$476,446
CalAmp Corp.*	5,508	100,796
Checkpoint Systems, Inc.*	23,976	329,190
Coherent, Inc.*	6,407	389,033
Comtech Telecommunications Corp.	5,182	163,337
CTS Corp.	11,344	202,263
Daktronics, Inc.	21,150	264,586
Digi International, Inc.*	11,364	105,572
DTS, Inc.*	2,242	68,941
Electro Scientific Industries, Inc.	11,621	90,179
Electronics For Imaging, Inc.*	8,310	355,917
Fabrinet*	20,135	357,195
FARO Technologies, Inc.*	2,716	170,239
Harmonic, Inc.*	31,877	223,458
II-VI, Inc.*	22,914	312,776
Insight Enterprises, Inc.*	104,470	2,704,728
Ixia*	22,450	252,562
Littelfuse, Inc.	4,207	406,691
Mercury Systems, Inc.*	7,570	105,374
Methode Electronics, Inc.	9,788	357,360
MTS Systems Corp.	3,961	297,194
NETGEAR, Inc.*	19,296	686,552
Newport Corp.*	15,702	300,065
OSI Systems, Inc.*	6,049	428,088
Park Electrochemical Corp.	3,359	83,740
Plexus Corp.*	28,505	1,174,691
QLogic Corp.*	18,214	242,610
Rofin-Sinar Technologies, Inc.*	8,702	250,357
Rogers Corp.*	4,113	334,963
Sanmina Corp.*	119,526	2,812,447
ScanSource, Inc.*	34,948	1,403,512
Super Micro Computer, Inc.*	20,277	707,262
SYNNEX Corp.	88,499	6,917,082
TTM Technologies, Inc.*	86,652	652,490
ViaSat, Inc.*	9,934	626,140
Total Technology Hardware & Equipment		29,725,353

Telecommunication Services—0.6%
8x8, Inc.*	7,096	64,999
Atlantic Tele-Network, Inc.	2,250	152,077
Cincinnati Bell, Inc.*	201,540	642,913
Consolidated Communications Holdings, Inc.(a)	10,885	302,930
General Communication, Inc., Class A*	33,619	462,261
Lumos Networks Corp.	5,825	97,976
NTELOS Holdings Corp.(a)	55,508	232,579
Spok Holdings, Inc.	5,770	100,167
Total Telecommunication Services		2,055,902

Investments	Shares	Value
Transportation—3.9%
Allegiant Travel Co.	3,753	$564,188
ArcBest Corp.	26,813	1,243,319
Atlas Air Worldwide Holdings, Inc.*	18,165	895,534
Celadon Group, Inc.	15,898	360,726
Forward Air Corp.	7,135	359,390
Heartland Express, Inc.	15,269	412,416
Hub Group, Inc., Class A*	47,079	1,792,768
Knight Transportation, Inc.	15,008	505,169
Matson, Inc.	22,738	784,916
Roadrunner Transportation Systems, Inc.*	36,190	845,037
Saia, Inc.*	10,735	594,290
SkyWest, Inc.	131,837	1,750,795
UTi Worldwide, Inc.*	193,535	2,335,967
Total Transportation		12,444,515

Utilities—2.7%
ALLETE, Inc.	10,040	553,605
American States Water Co.	6,380	240,271
Avista Corp.	21,717	767,696
El Paso Electric Co.	11,480	459,889
Laclede Group, Inc.	14,414	766,825
New Jersey Resources Corp.	31,142	1,905,890
Northwest Natural Gas Co.(a)	7,830	390,717
NorthWestern Corp.	10,702	605,519
Piedmont Natural Gas Co., Inc.	18,474	728,060
South Jersey Industries, Inc.	6,776	399,310
Southwest Gas Corp.	16,832	1,040,386
UIL Holdings Corp.	18,240	794,170
Total Utilities		8,652,338

Total Common Stocks
(Cost $274,427,641)		323,118,139

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—5.9%
Dreyfus Institutional Preferred
Money Market Fund—Prime
Shares, 0.06% (b)
(Cost $18,983,098)	18,983,098	18,983,098

Total Investments—106.2%
(Cost $293,410,739)		342,101,237

Liabilities in Excess of Other Assets—(6.2)%		(19,891,769)
Net Assets—100.0%		$322,209,468

PLC – Public Limited Company

REIT – Real Estate Investment Trust

* Non-income producing security

(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $17,616,330; total market value of the collateral held by the fund was $18,983,098.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

20

SCHEDULE OF INVESTMENTS

REVENUE SHARES FINANCIALS SECTOR FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
COMMON STOCKS—100.1%
Banks—32.3%
Bank of America Corp.	136,948	$2,450,000
BB&T Corp.	6,298	244,929
Citigroup, Inc.	40,496	2,191,239
Comerica, Inc.	1,381	64,686
Fifth Third Bancorp	7,893	160,820
Huntington Bancshares, Inc.	6,870	72,272
JPMorgan Chase & Co.	40,932	2,561,525
KeyCorp	7,725	107,377
M&T Bank Corp.	912	114,565
PNC Financial Services Group, Inc.	4,395	400,956
Regions Financial Corp.	13,111	138,452
SunTrust Banks, Inc.	5,113	214,235
U.S. Bancorp	11,417	513,194
Wells Fargo & Co.	38,651	2,118,848
Zions Bancorporation	1,950	55,595
Total Banks		11,408,693

Capital Markets—11.5%
Affiliated Managers Group, Inc.*	299	63,460
Ameriprise Financial, Inc.	2,255	298,224
Bank of New York Mellon Corp.	9,419	382,129
BlackRock, Inc.	767	274,248
Charles Schwab Corp.	4,929	148,806
E*TRADE Financial Corp.*	2,098	50,887
Franklin Resources, Inc.	3,651	202,156
Goldman Sachs Group, Inc.	5,260	1,019,546
Invesco Ltd.	3,098	122,433
Legg Mason, Inc.	1,278	68,207
Morgan Stanley	24,772	961,154
Northern Trust Corp.	1,586	106,896
State Street Corp.	3,274	257,009
T. Rowe Price Group, Inc.	1,107	95,047
Total Capital Markets		4,050,202

Consumer Finance—5.1%
American Express Co.	9,250	860,620
Capital One Financial Corp.	6,963	574,796
Discover Financial Services	3,706	242,706
Navient Corp.	6,437	139,103
Total Consumer Finance		1,817,225

Diversified Financial Services—15.2%
Berkshire Hathaway, Inc., Class B*	31,064	4,664,259
CME Group, Inc.	789	69,945
Intercontinental Exchange, Inc.	409	89,690
Leucadia National Corp.	12,635	283,277
McGraw Hill Financial, Inc.	1,358	120,835
Moody’s Corp.	809	77,510
NASDAQ OMX Group, Inc.	1,732	83,067
Total Diversified Financial Services		5,388,583

Insurance—31.2%
ACE Ltd.	4,110	472,157
Aflac, Inc.	9,381	573,085
Allstate Corp.	12,283	862,881
American International Group, Inc.	29,050	1,627,090
AON PLC	2,957	280,412
Assurant, Inc.	3,644	249,359
Chubb Corp.	3,239	335,139

Investments	Shares	Value
Cincinnati Financial Corp.	2,276	$117,965
Genworth Financial, Inc., Class A*	28,735	244,248
Hartford Financial Services Group, Inc.	11,596	483,437
Lincoln National Corp.	5,560	320,645
Loews Corp.	8,771	368,557
Marsh & McLennan Cos., Inc.	5,335	305,375
MetLife, Inc.	32,984	1,784,105
Principal Financial Group, Inc.	4,833	251,026
Progressive Corp.	16,823	454,053
Prudential Financial, Inc.	12,649	1,144,229
Torchmark Corp.	1,768	95,773
Travelers Cos., Inc.	6,171	653,200
Unum Group	7,602	265,158
XL Group PLC	4,778	164,220
Total Insurance		11,052,114

Real Estate Investment Trusts—4.0%
American Tower Corp.	962	95,094
Apartment Investment & Management Co., Class A	648	24,073
AvalonBay Communities, Inc.	237	38,723
Boston Properties, Inc.	429	55,208
Crown Castle International Corp.	1,122	88,301
Equity Residential	863	61,998
Essex Property Trust, Inc.	105	21,693
General Growth Properties, Inc.	2,217	62,364
HCP, Inc.	1,151	50,679
Health Care REIT, Inc.	1,019	77,108
Host Hotels & Resorts, Inc.	5,413	128,667
Iron Mountain, Inc.	1,973	76,276
Kimco Realty Corp.	944	23,732
Macerich Co. (The)	312	26,024
Plum Creek Timber Co., Inc.	787	33,676
Prologis, Inc.	992	42,686
Public Storage	279	51,573
Simon Property Group, Inc.	670	122,014
Ventas, Inc.	969	69,477
Vornado Realty Trust	559	65,800
Weyerhaeuser Co.	5,352	192,083
Total Real Estate Investment Trusts		1,407,249

Real Estate Management & Development—0.6%
CBRE Group, Inc., Class A*	6,029	206,493

Thrifts & Mortgage Finance—0.2%
Hudson City Bancorp, Inc.	3,179	32,171
People’s United Financial, Inc.	2,216	33,639
Total Thrifts & Mortgage Finance		65,810

Total Investments—100.1%
(Cost $28,647,476)		35,396,369
Liabilities in Excess of Other Assets—(0.1)%		(18,057)
Net Assets—100.0%		$35,378,312

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security

The accompanying notes are an integral part of these financial statements.

21

SCHEDULE OF INVESTMENTS

REVENUE SHARES ADR FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
COMMON STOCKS—95.8%
Automobiles & Components—6.5%
Honda Motor Co. Ltd.(a)(b)	14,652	$432,527
Magna International, Inc.	1,266	137,602
Toyota Motor Corp.(b)	7,573	950,260
Total Automobiles & Components		1,520,389

Banks—12.0%
Banco Bilbao Vizcaya Argentaria SA(b) 10,614		99,666
Banco Bradesco SA(b)	23,277	311,214
Banco de Chile(b)	249	17,166
Banco Santander Chile(b)	864	17,038
Banco Santander SA(b)	24,980	208,083
Bancolombia SA(b)	535	25,616
Bank of Ireland*(a)(b)	1,132	17,229
Bank of Montreal	1,041	73,630
Bank of Nova Scotia	1,880	107,310
Barclays PLC(b)	11,095	166,536
Canadian Imperial Bank of Commerce	698	59,993
Credicorp Ltd.	114	18,261
HSBC Holdings PLC(b)	5,695	268,975
ING Groep NV*(b)	12,853	166,703
KB Financial Group, Inc.(b)	1,691	55,160
Lloyds Banking Group PLC*(b)	34,740	161,194
Mitsubishi UFJ Financial Group, Inc.(b)	31,962	176,750
Mizuho Financial Group, Inc.(a)(b)	30,903	105,070
Royal Bank of Canada	1,907	131,717
Royal Bank of Scotland Group PLC*(b) 12,702		153,821
Shinhan Financial Group Co. Ltd.(b)	1,714	69,229
Sumitomo Mitsui Financial Group, Inc.(b)	18,664	135,874
Toronto-Dominion Bank	2,480	118,494
Westpac Banking Corp.(a)(b)	4,936	132,778
Total Banks		2,797,507

Capital Goods—1.4%
ABB Ltd.*(a)(b)	7,169	151,624
Embraer SA(a)(b)	689	25,397
Koninklijke Philips NV	3,934	114,086
Nidec Corp.(a)(b)	1,864	30,215
Total Capital Goods		321,322

Consumer Durables & Apparel—1.4%
Gildan Activewear, Inc.	150	8,482
Luxottica Group S.p.A.(b)	683	37,203
Sony Corp.(b)	14,257	291,841
Total Consumer Durables & Apparel		337,526

Consumer Services—0.3%
Carnival PLC(b)	1,332	59,927
Intercontinental Hotels Group PLC(a)(b)	179	7,169
Restaurant Brands International, Inc.*(a) 135		5,270
Total Consumer Services		72,366

Diversified Financials—2.6%
Credit Suisse Group AG*(a)(b)	5,733	143,784
Deutsche Bank AG	6,921	207,768
Nomura Holdings, Inc.(a)(b)	13,687	77,605
ORIX Corp.(a)(b)	361	22,573
UBS AG*(a)	8,522	140,869
Total Diversified Financials		592,599

Investments	Shares	Value
Energy—35.8%
BP PLC(b)	31,682	$1,207,718
Cameco Corp.(a)	551	9,042
Canadian Natural Resources Ltd.(a)	2,241	69,202
Cenovus Energy, Inc.	4,047	83,449
China Petroleum & Chemical Corp.(a)(b)	14,504	1,174,969
CNOOC Ltd.(a)(b)	1,322	179,052
Ecopetrol SA(a)(b)	9,072	155,313
Enbridge, Inc.	2,640	135,722
Encana Corp.	2,225	30,861
ENI S.p.A.(b)	16,295	568,858
Imperial Oil Ltd.	2,926	125,906
Pembina Pipeline Corp.	641	23,339
PetroChina Co. Ltd.(a)(b)	10,867	1,205,802
Royal Dutch Shell PLC, Class A(b)	12,929	865,597
Royal Dutch Shell PLC, Class B(b)	12,602	876,595
Statoil ASA(a)(b)	22,673	399,271
Suncor Energy, Inc.	5,084	161,569
Talisman Energy, Inc.	3,535	27,679
Tenaris SA(b)	1,319	39,847
Total SA(a)(b)	16,539	846,797
TransCanada Corp.	728	35,745
Ultrapar Participacoes SA(b)	5,715	108,985
Total Energy		8,331,318

Food & Staples Retailing—0.8%
Cencosud SA(a)(b)	9,973	76,692
Delhaize Group SA(b)	6,006	108,829
Total Food & Staples Retailing		185,521

Food, Beverage & Tobacco—3.3%
Ambev SA(b)	10,101	62,828
Anheuser-Busch InBev NV(b)	1,540	172,973
BRF SA(b)	2,317	54,102
British American Tobacco PLC(b)	806	86,903
Diageo PLC(b)	529	60,354
Fomento Economico Mexicano SAB de CV*(b)	930	81,868
Unilever NV	3,054	119,228
Unilever PLC(b)	2,965	120,023
Total Food, Beverage & Tobacco		758,279

Health Care Equipment & Services—0.7%
Catamaran Corp.*	1,501	77,677
Fresenius Medical Care AG & Co. KGaA(b)	1,520	56,453
Smith & Nephew PLC(a)(b)	510	18,737
Total Health Care Equipment & Services		152,867

Insurance—5.7%
Aegon NV, Class G	26,613	199,598
Aviva PLC(a)(b)	16,217	241,633
China Life Insurance Co. Ltd.(a)(b)	4,778	280,516
Manulife Financial Corp.	8,108	154,782
Prudential PLC(b)	7,928	366,036
Sun Life Financial, Inc.	2,183	78,719
Total Insurance		1,321,284

The accompanying notes are an integral part of these financial statements.

22

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES ADR FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Materials—6.7%
Agnico-Eagle Mines Ltd.	296	$7,367
Agrium, Inc.	639	60,526
ArcelorMittal(a)	27,364	301,825
Barrick Gold Corp.	3,631	39,033
BHP Billiton Ltd.(a)(b)	2,677	126,676
BHP Billiton PLC(b)	3,031	130,333
Cemex SAB de CV*(b)	5,691	57,991
Cia de Minas Buenaventura SA(b)	464	4,436
Cia Siderurgica Nacional SA(a)(b)	16,362	34,033
CRH PLC(b)	4,036	96,904
Eldorado Gold Corp.	648	3,940
Gerdau SA(b)	22,131	78,565
Goldcorp, Inc.	750	13,890
James Hardie Industries PLC(b)	101	5,494
Kinross Gold Corp.*	4,732	13,344
POSCO(b)	3,500	223,335
Potash Corp. of Saskatchewan, Inc.	705	24,901
Randgold Resources Ltd.(b)	70	4,719
Rio Tinto PLC(a)(b)	4,507	207,592
Silver Wheaton Corp.	115	2,338
Sociedad Quimica y Minera de Chile SA(b)	321	7,666
Southern Copper Corp.	774	21,827
Syngenta AG(b)	867	55,696
Teck Resources Ltd., Class B(a)	2,608	35,573
Yamana Gold, Inc.	1,697	6,822
Total Materials		1,564,826

Media—1.1%
Grupo Televisa SAB*(b)	602	20,504
Pearson PLC(b)	1,622	29,926
Reed Elsevier NV(b)	735	35,016
Reed Elsevier PLC(a)(b)	525	35,726
Shaw Communications, Inc., Class B	671	18,110
Thomson Reuters Corp.	1,179	47,561
WPP PLC(a)(b)	669	69,643
Total Media		256,486

Pharmaceuticals, Biotechnology & Life Sciences—3.1%
AstraZeneca PLC(b)	1,354	95,295
GlaxoSmithKline PLC(b)	3,419	146,128
Novartis AG(b)	2,179	201,906
Novo Nordisk A/S(b)	1,288	54,508
QIAGEN NV*	215	5,044
Sanofi(b)	3,644	166,203
Shire PLC(b)	100	21,254
Valeant Pharmaceuticals International, Inc.*	210	30,053
Total Pharmaceuticals, Biotechnology & Life Sciences		720,391

Real Estate—0.3%
Brookfield Asset Management, Inc.,
Class A	1,462	73,290

Investments	Shares	Value
Semiconductors & Semiconductor Equipment—0.6%
ARM Holdings PLC(b)	103	$4,769
ASML Holding NV, Class G	294	31,702
STMicroelectronics NV, Class Y(a)	3,829	28,603
Taiwan Semiconductor Manufacturing Co. Ltd.(b)	3,749	83,902
Total Semiconductors & Semiconductor Equipment		148,976

Software & Services—0.5%
CGI Group, Inc., Class A*	1,010	38,542
SAP SE(b)	1,250	87,062
Total Software & Services		125,604

Technology Hardware & Equipment—2.0%
Alcatel-Lucent*(b)	19,983	70,940
BlackBerry Ltd.*	3,248	35,663
Canon, Inc.(b)	4,046	128,096
Kyocera Corp.(b)	1,163	53,289
Nokia OYJ(b)	7,818	61,449
Telefonaktiebolaget LM Ericsson(b)	10,452	126,469
Total Technology Hardware & Equipment		475,906

Telecommunication Services—9.7%
America Movil SAB de CV, Class L(b)	11,022	244,468
BCE, Inc.	1,565	71,771
BT Group PLC(b)	1,652	102,407
China Mobile Ltd.(b)	6,244	367,272
Chunghwa Telecom Co. Ltd.(a)(b)	934	27,488
Nippon Telegraph & Telephone Corp.(b)	15,270	391,065
NTT DoCoMo, Inc.(b)	10,895	159,067
Orange SA(a)(b)	12,125	205,155
Portugal Telecom SGPS SA(a)(b)	4,960	5,258
Rogers Communications, Inc., Class B	1,116	43,368
Telecom Italia S.p.A.*(b)	8,332	87,819
Telefonica SA(b)	17,113	243,176
TELUS Corp.	1,102	39,716
Vodafone Group PLC(b)	8,115	277,289
Total Telecommunication Services		2,265,319

Transportation—0.6%
Canadian National Railway Co.	607	41,829
Canadian Pacific Railway Ltd.	122	23,508
Latam Airlines Group SA*(a)(b)	4,142	49,621
Ryanair Holdings PLC*(b)	356	25,372
Total Transportation		140,330

Utilities—0.7%
Cia Energetica de Minas Gerais(b)	5,804	28,846
CPFL Energia SA(b)	1,895	25,715
Empresa Nacional de Electricidad SA(b)	368	16,464
Enersis SA(b)	2,884	46,231
National Grid PLC(b)	470	33,210
TransAlta Corp.(a)	984	8,915
Total Utilities		159,381

Total Common Stocks
(Cost $22,626,806)		22,321,487

The accompanying notes are an integral part of these financial statements.

23

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES ADR FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
PREFERRED STOCKS—3.8%
Banks—1.1%
Itau Unibanco Holding SA(b)	19,905	$258,964

Energy—1.9%
Petroleo Brasileiro SA(b)	58,770	445,476

Materials—0.8%
Vale SA, Class A(a)(b)	25,426	184,593

Total Preferred Stocks
(Cost $1,306,276)		889,033
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—21.1%
Dreyfus Institutional Preferred
Money Market Fund—Prime
Shares, 0.06%(c)
(Cost $4,905,552)	4,905,552	4,905,552

Total Investments—120.7%
(Cost $28,838,634)		28,116,072
Liabilities in Excess of Other Assets—(20.7)%		(4,829,859)
Net Assets—100.0%		$23,286,213

		% of
Country	Value	Net Assets
Australia	$259,454	1.1%
Belgium	281,802	1.2
Brazil	1,618,718	6.9
Canada	2,288,689	9.8
Chile	230,878	1.0
China	1,486,319	6.4
Colombia	180,928	0.8
Denmark	54,508	0.2
Finland	61,449	0.3
France	1,289,094	5.5
Germany	351,284	1.5
Hong Kong	1,721,293	7.4
Ireland	166,254	0.7
Italy	693,881	3.0
Japan	2,954,233	12.7
Jersey Islands	4,719	0.0 †
Luxembourg	341,672	1.5
Mexico	404,831	1.7
Netherlands	2,413,568	10.4
Norway	399,272	1.7
Peru	22,696	0.1
Portugal	5,258	0.0 †
South Korea	347,724	1.5
Spain	550,925	2.4
Sweden	126,469	0.5
Switzerland	722,481	3.1
Taiwan	111,390	0.5
United Kingdom	4,051,344	17.4
United States	4,974,939	21.4
Total Investments	28,116,072	120.7
Liabilities in Excess of
Other Assets	(4,829,859)	(20.7)
Net Assets	$23,286,213	100.0%

PLC – Public Limited Company

*	Non-income producing security
†	Less than 0.05%
(a)

All or a portion of the security was on loan. The aggregate market value of the securities on loan was $4,808,318; total market value of the collateral held by the fund was $4,915,423. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $9,871.

(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

24

SCHEDULE OF INVESTMENTS

REVENUE SHARES NAVELLIER OVERALL A-100 FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
COMMON STOCKS—119.8%
Automobiles & Components—0.5%
Gentherm, Inc.*	943	$34,533

Banks—1.5%
Bear State Financial, Inc.*(a)	2,136	23,496
Credicorp Ltd.	542	86,818
Total Banks		110,314

Capital Goods—1.1%
AerCap Holdings NV*	1,403	54,465
Douglas Dynamics, Inc.	1,224	26,230
Total Capital Goods		80,695

Commercial & Professional Services—1.5%
CTPartners Executive Search, Inc.*	1,645	24,987
KAR Auction Services, Inc.	1,446	50,104
Multi-Color Corp.	614	34,028
Total Commercial & Professional Services		109,119

Consumer Durables & Apparel—6.0%
NIKE, Inc., Class B	3,767	362,197
Sequential Brands Group, Inc.*	1,925	25,160
Skechers U.S.A., Inc., Class A*	865	47,791
Total Consumer Durables & Apparel		435,148

Consumer Services—3.5%
Domino’s Pizza, Inc.	487	45,861
Marriott International, Inc., Class A	2,337	182,356
TAL Education Group*(b)	906	25,449
Total Consumer Services		253,666

Food & Staples Retailing—10.5%
Kroger Co. (The)	9,599	616,352
Pantry, Inc. (The)*	3,712	137,566
Total Food & Staples Retailing		753,918

Food, Beverage & Tobacco—2.9%
Calavo Growers, Inc.	708	33,488
Cal-Maine Foods, Inc.(a)	1,055	41,176
Keurig Green Mountain, Inc.	584	77,319
Pinnacle Foods, Inc.	1,539	54,327
Total Food, Beverage & Tobacco		206,310

Health Care Equipment & Services—10.5%
Abaxis, Inc.	451	25,630
Centene Corp.*	1,911	198,457
Edwards Lifesciences Corp.*	390	49,678
HCA Holdings, Inc.*	6,060	444,744
IDEXX Laboratories, Inc.*	278	41,219
Total Health Care Equipment & Services		759,728

Insurance—3.1%
AmTrust Financial Services, Inc.	1,211	68,119
Federated National Holding Co.	1,015	24,522
United Insurance Holdings Corp.	1,290	28,316
W.R. Berkley Corp.	2,071	106,159
Total Insurance		227,116

Investments	Shares	Value
Materials—5.4%
Alcoa, Inc.	19,660	$310,431
Handy & Harman Ltd.*	851	39,172
Headwaters, Inc.*	2,432	36,456
Total Materials		386,059

Pharmaceuticals, Biotechnology & Life Sciences—10.3%
Alexion Pharmaceuticals, Inc.*	259	47,923
ANI Pharmaceuticals, Inc.*	442	24,924
BioSpecifics Technologies Corp.*	631	24,369
Depomed, Inc.*	1,740	28,032
Gilead Sciences, Inc.*	2,589	244,039
Hospira, Inc.*	1,245	76,256
ICON PLC*	800	40,792
Illumina, Inc.*	244	45,038
Shire PLC(b)	448	95,218
Taro Pharmaceutical Industries Ltd.*	238	35,269
Zoetis, Inc.	1,859	79,993
Total Pharmaceuticals, Biotechnology & Life Sciences		741,853

Real Estate—9.9%
Acadia Realty Trust	793	25,400
Chatham Lodging Trust	880	25,494
Chimera Investment Corp.	9,013	28,661
Corporate Office Properties Trust	1,044	29,618
DiamondRock Hospitality Co.	2,213	32,907
Extra Space Storage, Inc.	529	31,021
Geo Group, Inc. (The)	1,113	44,921
Health Care REIT, Inc.	817	61,822
Healthcare Trust of America, Inc., Class A	1,055	28,422
Highwoods Properties, Inc.	706	31,262
Jones Lang LaSalle, Inc.	594	89,058
LaSalle Hotel Properties	901	36,463
Marcus & Millichap, Inc.*	921	30,623
Mid-America Apartment Communities, Inc.	477	35,622
New York Mortgage Trust, Inc.(a)	3,528	27,201
Omega Healthcare Investors, Inc.	756	29,537
SL Green Realty Corp.	346	41,181
Sun Communities, Inc.	486	29,384
UDR, Inc.	1,042	32,114
Western Asset Mortgage Capital Corp.	1,631	23,976
Total Real Estate		714,687

Retailing—6.0%
Advance Auto Parts, Inc.	802	127,742
Expedia, Inc.	1,014	86,555
O’Reilly Automotive, Inc.*	553	106,519
Ulta Salon Cosmetics & Fragrance, Inc.* 461		58,934
Vipshop Holdings Ltd.*(b)	2,857	55,826
Total Retailing		435,576

Semiconductors & Semiconductor Equipment—16.4%
Ambarella, Inc.*(a)	552	27,998
Cascade Microtech, Inc.*	1,737	25,378
Intel Corp.	16,442	596,680
Lam Research Corp.	1,007	79,895
RF Micro Devices, Inc.*(a)	2,492	41,342
Silicon Motion Technology Corp.(b)	1,050	24,833

The accompanying notes are an integral part of these financial statements.

25

SCHEDULE OF INVESTMENTS — continued

REVENUE SHARES NAVELLIER OVERALL A-100 FUND

DECEMBER 31, 2014 (UNAUDITED )

Investments	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	730	$53,078
Taiwan Semiconductor Manufacturing Co. Ltd.(b)	13,230	296,087
TriQuint Semiconductor, Inc.*	1,350	37,193
Total Semiconductors & Semiconductor Equipment		1,182,484

Software & Services—5.5%
Bitauto Holdings Ltd.*(b)	384	27,037
Dice Holdings, Inc.*	2,559	25,616
Facebook, Inc., Class A*	2,010	156,820
Net 1 UEPS Technologies, Inc.*	2,761	31,475
Open Text Corp.	774	45,093
Qualys, Inc.*	690	26,048
Reis, Inc.	1,068	27,950
TechTarget, Inc.*	2,477	28,164
VASCO Data Security International, Inc.*(a)	944	26,630
Total Software & Services		394,833

Technology Hardware & Equipment—9.9%
Apple, Inc.	5,457	602,344
F5 Networks, Inc.*	335	43,706
Super Micro Computer, Inc.*	1,311	45,728
SuperCom Ltd.*	2,036	20,787
Total Technology Hardware & Equipment		712,565

Telecommunication Services—2.5%
General Communication, Inc., Class A* 2,676		36,795
Inteliquent, Inc.	1,428	28,032
PT Telekomunikasi Indonesia Persero Tbk(b)	2,541	114,929
Total Telecommunication Services		179,756

Investments	Shares	Value
Transportation—6.5%
Knight Transportation, Inc.	1,070	$36,016
Landstar System, Inc.	795	57,661
Old Dominion Freight Line, Inc.*	704	54,659
Union Pacific Corp.	2,660	316,886
Total Transportation		465,222

Utilities—6.3%
Edison International	2,803	183,540
PG&E Corp.	4,179	222,490
Portland General Electric Co.	1,219	46,115
Total Utilities		452,145

Total Common Stocks
(Cost $8,112,367)		8,635,727
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—2.5%
Dreyfus Institutional Preferred
Money Market Fund—Prime
Shares, 0.06% (c)
(Cost $181,231)	181,231	181,231

Total Investments—122.3%
(Cost $8,293,598)		8,816,958
Liabilities in Excess of Other Assets—(22.3)%		(1,609,454)
Net Assets—100.0%		$7,207,504

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $173,769; total market value of the collateral held by the fund was $181,231.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

26

SCHEDULE OF INVESTMENTS

REVENUESHARES ULTRA DIVIDEND FUND

DECEMBER 31, 2014 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.1%
Banks—1.0%
New York Community Bancorp, Inc.	14,783	$236,528
People’s United Financial, Inc.	11,616	176,331
Valley National Bancorp	9,419	91,458
Total Banks		504,317

Commercial & Professional Services—3.0%
R.R. Donnelley & Sons Co.	90,542	1,521,558

Consumer Durables & Apparel—1.5%
Mattel, Inc.	24,710	764,651

Consumer Services—1.9%
Darden Restaurants, Inc.	15,963	935,911

Diversified Financials—0.7%
CME Group, Inc.	4,201	372,419

Energy—15.1%
Diamond Offshore Drilling, Inc.(a)	10,611	389,530
Ensco PLC, Class A	22,442	672,138
HollyFrontier Corp.	65,085	2,439,386
Kinder Morgan, Inc.	50,980	2,156,964
Noble Corp. PLC	38,220	633,305
Transocean Ltd.(a)	69,599	1,275,749
Total Energy		7,567,072

Food, Beverage & Tobacco—12.4%
Altria Group, Inc.	44,175	2,176,502
Lorillard, Inc.	9,928	624,868
Philip Morris International, Inc.	28,781	2,344,213
Reynolds American, Inc.	16,117	1,035,840
Total Food, Beverage & Tobacco		6,181,423

Insurance—2.2%
Mercury General Corp.	6,817	386,320
Old Republic International Corp.	47,713	698,041
Total Insurance		1,084,361

Real Estate—6.4%
BioMed Realty Trust, Inc.	3,866	83,274
Corporate Office Properties Trust	2,493	70,726
Corrections Corp. of America	5,577	202,668
HCP, Inc.	5,980	263,299
Health Care REIT, Inc.	5,296	400,748
Highwoods Properties, Inc.	1,717	76,029
Home Properties, Inc.	1,291	84,690
Hospitality Properties Trust	6,764	209,684
Iron Mountain, Inc.	10,549	407,824
Kimco Realty Corp.	4,970	124,946
Mack-Cali Realty Corp.	4,291	81,787
Mid-America Apartment Communities, Inc.	1,646	122,923
National Retail Properties, Inc.	1,371	53,976
Omega Healthcare Investors, Inc.	1,539	60,129
Plum Creek Timber Co., Inc.	4,134	176,894
Rayonier, Inc.	5,622	157,079
Realty Income Corp.	2,395	114,265

Investments	Shares	Value
Senior Housing Properties Trust(a)	4,461	$98,633
Ventas, Inc.	4,995	358,142
Weingarten Realty Investors	1,873	65,405
Total Real Estate		3,213,121

Semiconductors & Semiconductor Equipment—0.2%
Cypress Semiconductor Corp.*(a)	6,433	91,863

Telecommunication Services—17.4%
AT&T, Inc.	75,548	2,537,657
CenturyLink, Inc.	59,680	2,362,134
Frontier Communications Corp.	91,322	609,118
Verizon Communications, Inc.	53,305	2,493,608
Windstream Holdings, Inc.	85,820	707,157
Total Telecommunication Services		8,709,674

Utilities—38.3%
Ameren Corp.	17,303	798,187
Consolidated Edison, Inc.	24,999	1,650,184
Dominion Resources, Inc.	21,561	1,658,041
Duke Energy Corp.	29,384	2,454,739
Entergy Corp.	17,686	1,547,171
FirstEnergy Corp.	50,261	1,959,676
Hawaiian Electric Industries, Inc.(a)	12,284	411,268
Integrys Energy Group, Inc.	12,084	940,740
Pepco Holdings, Inc.	22,503	606,006
PG&E Corp.	39,800	2,118,952
PPL Corp.	36,706	1,333,529
SCANA Corp.	10,580	639,032
Southern Co. (The)	47,427	2,329,140
TECO Energy, Inc.	17,908	366,935
WGL Holdings, Inc.	6,417	350,497
Total Utilities		19,164,097

Total Common Stocks
(Cost $47,564,305)		50,110,467

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—4.2%
Dreyfus Institutional Preferred
Money Market Fund—Prime
Shares, 0.06% (b)
(Cost $2,092,755)	2,092,755	2,092,755

Total Investments—104.3%
(Cost $49,657,060)		52,203,222

Liabilities in Excess of Other Assets—(4.3)%		(2,143,734)
Net Assets—100.0%		$50,059,488

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security
(a)

All or a portion of the security was on loan. The aggregate market value of the securities on loan was $2,084,334; total market value of the collateral held by the fund was $2,185,589.The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $92,834.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

27

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014 (UNAUDITED )

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund	RevenueShares Ultra Dividend Fund
ASSETS:
Investments at value
(including securities
on loan) (Note 5)[1]	$298,705,858	$226,007,073	$342,101,237	$35,396,369	$28,116,072	$8,816,958	$52,203,222
Cash	534,780	935,745	176,822	76,598	246,897	10,820	266,371
Receivables:
Expense
reimbursement
due from
Adviser	—	—	—	—	449	2,478	—
Capital shares sold	2,042,023	—	—	—	—	—	—
Dividends	388,013	133,209	264,272	27,974	31,069	17,028	139,541
Investment securities
sold	—	887	—	—	—	—	708
Securities lending
income, net
(Note 2)	707	8,391	13,733	—	1,747	174	2,641
Reclaims	—	—	—	—	48,887	715	—
Prepaid expenses	4,238	3,336	8,017	594	94	167	491
Total Assets	301,675,619	227,088,641	342,564,081	35,501,535	28,445,215	8,848,340	52,612,974
LIABILITIES:
Payables:
Investment of cash
collateral for
securities on
loan (Note 2)	697,582	12,963,425	18,983,098	—	4,905,552	181,231	2,092,755
Investment securities
purchased	2,041,730	—	—	—	—	—	—
Income Distributions
(Note 7)	1,144,489	511,003	589,271	86,877	219,778	14,540	397,271
Capital Gains
Distributions
(Note 7)	274,828	745,289	547,508	—	—	1,431,498	51,249
Advisory fees (Note 3)	85,313	67,397	96,536	3,929	—	—	6,845
Compliance Officer
fees	297	4,606	5,978	—	—	—	—
Trustee fees	1,439	1,111	563	552	16	932	—
Other accrued expenses	165,828	131,617	131,659	31,865	33,656	12,635	5,366
Total Liabilities	4,411,506	14,424,448	20,354,613	123,223	5,159,002	1,640,836	2,553,486
NET ASSETS	$297,264,113	$212,664,193	$322,209,468	$35,378,312	$23,286,213	$7,207,504	$50,059,488
NET ASSETS CONSIST OF:
Paid-in capital	$217,562,499	$163,813,323	$269,961,630	$29,466,536	$28,850,227	$6,507,265	$46,138,236
Undistributed net
investment income
(loss)	(19,705)	(4,527)	(127,859)	3,034	(116,506)	115	2,512
Accumulated net realized
gain (loss) on
investments	(2,030,601)	14,611,738	3,685,199	(840,151)	(4,724,946)	176,764	1,372,578
Net unrealized
appreciation
(depreciation) on
investments	81,751,920	34,243,659	48,690,498	6,748,893	(722,562)	523,360	2,546,162
NET ASSETS	$297,264,113	$212,664,193	$322,209,468	$35,378,312	$23,286,213	$7,207,504	$50,059,488
Shares outstanding
(unlimited number of
shares of beneficial
interest authorized,
without par value)	7,301,400	4,401,400	5,651,400	700,000	650,000	150,000	1,650,000
Net asset value,
per share	$40.71	$48.32	$57.01	$50.54	$35.82	$48.05	$30.34
Investment at cost	$216,953,938	$191,763,414	$293,410,739	$28,647,476	$28,838,634	$8,293,598	$49,657,060
[1] Market value of
securities on loan:	$1,598,188	$12,829,909	$17,616,330	$—	$4,808,318	$173,769	$2,084,334

The accompanying notes are an integral part of these financial statements.

28

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (UNAUDITED )

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund	RevenueShares Ultra Dividend Fund
INVESTMENT INCOME:
Dividend income	$2,760,154	$1,433,603	$1,641,740	$261,824	$339,409	$49,886	$766,789
Foreign withholding tax	(241)	—	(395)	—	(33,048)	(2,092)	—
Securities lending
income, net (Note 2)	3,663	46,732	59,361	181	9,537	2,151	8,747
Total Income	2,763,576	1,480,335	1,700,706	262,005	315,898	49,945	775,536
EXPENSES:
Advisory fees (Note 3)	595,604	532,048	736,824	76,057	68,663	25,265	74,433
BNY Fund Services fees	161,603	134,085	144,098	26,895	28,802	8,207	26,787
Professional fees	26,949	23,492	23,520	11,189	10,374	7,536	5,995
Compliance Officer fees	16,100	16,139	20,834	2,353	4,657	(1,495)	(8,253)
Printing and Postage	15,761	13,719	22,704	2,070	(4,068)	496	(13,921)
Trustees fees	9,109	6,397	6,262	967	821	199	437
NYSE Listing fees	7,735	7,750	7,720	7,816	7,820	7,840	13,122
NYSE Calculation fees	(2,521)	(2,523)	(2,521)	(2,579)	(2,523)	(2,561)	(1,892)
Other Expenses	2,549	1,037	1,868	374	492	67	(84)
Total Expenses	832,889	732,144	961,309	125,142	115,038	45,554	96,624
Less expense waivers
and reimbursements
(Note 3)	(184,884)	(157,532)	(166,168)	(42,325)	(58,963)	(20,289)	(15,574)
Net Expenses	648,005	574,612	795,141	82,817	56,075	25,265	81,050
Net Investment Income	2,115,571	905,723	905,565	179,188	259,823	24,680	694,486
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
Net realized gain
(loss) on
investments	227,763	(848,315)	(1,817,483)	137,465	(470,129)	1,264,337	(10,675)
Net realized gain on
in-kind redemptions	—	16,758,146	7,869,230	—	—	—	1,458,403
Total net realized gain (loss)	227,763	15,909,831	6,051,747	137,465	(470,129)	1,264,337	1,447,728
Net change in unrealized
appreciation
(depreciation) on
investments	16,098,217	(12,139,140)	(657,281)	2,723,739	(2,566,617)	(767,003)	1,184,433
Net realized and
unrealized gain
(loss) on
investments	16,325,980	3,770,691	5,394,466	2,861,204	(3,036,746)	497,334	2,632,161
Net Increase (Decrease)
in Net Assets
Resulting From
Operations	$18,441,551	$4,676,414	$6,300,031	$3,040,392	$(2,776,923)	$522,014	$3,326,647

The accompanying notes are an integral part of these financial statements.

29

STATEMENTS OF CHANGES IN NET ASSETS

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014
OPERATIONS:
Net investment income	$2,115,571	$3,348,387	$905,723	$1,308,165	$905,565	$1,189,594
Net realized gain on
investments and in-kind
redemptions	227,763	21,792,185	15,909,831	19,575,638	$6,051,747	44,566,505
Net change in unrealized
appreciation (depreciation)
on investments	16,098,217	18,478,534	(12,139,140)	17,801,315	(657,281)	9,172,255
Net increase in net assets
resulting from operations	18,441,551	43,619,106	4,676,414	38,685,118	6,300,031	54,928,354
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,153,591)	(3,077,924)	(1,265,822)	(1,218,541)	(1,254,897)	(2,135,006)
Realized gains	(274,828)	—	(745,289)	(807,714)	(547,508)	(552,449)
Total distributions to
shareholders	(3,428,419)	(3,077,924)	(2,011,111)	(2,026,255)	(1,802,405)	(2,687,455)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	39,281,448	74,120,953	65,553,898	105,992,709	63,361,547	219,926,798
Cost of shares redeemed	—	(53,717,762)	(60,958,566)	(60,813,115)	(38,234,087)	(133,024,559)
Net increase in net assets
resulting from shareholder
transactions	39,281,448	20,403,191	4,595,332	45,179,594	25,127,460	86,902,239
Increase in net assets	54,294,580	60,944,373	7,260,635	81,838,457	29,625,086	139,143,138
NET ASSETS:
Beginning of period	242,969,533	182,025,160	205,403,558	123,565,101	292,584,382	153,441,244
End of period	$297,264,113	$242,969,533	$212,664,193	$205,403,558	$322,209,468	$292,584,382
Undistributed net investment
income (loss) included in
net assets at end of period	$(19,705)	$1,018,315	$(4,527)	$ 355,572	$(127,859)	$221,473
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning
of period	6,301,400	5,801,400	4,301,400	3,251,400	5,201,400	3,501,400
Shares sold	1,000,000	2,050,000	1,400,000	2,450,000	1,150,000	4,250,000
Shares redeemed	—	(1,550,000)	(1,300,000)	(1,400,000)	(700,000)	(2,550,000)
Shares outstanding,
end of period	7,301,400	6,301,400	4,401,400	4,301,400	5,651,400	5,201,400

The accompanying notes are an integral part of these financial statements.

30

STATEMENTS OF CHANGES IN NET ASSETS — concluded

RevenueShares Financials Sector Fund			RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund		RevenueShares Ultra Dividend Fund
Six Months Ended December 31, 2014 (Unaudited)		Year Ended June 30, 2014	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014	Six Months Ended December 31, 2014 (Unaudited)	For the Period September 30, 2013[1] to June 30, 2014
OPERATIONS:
Net investment
income	$179,188	$322,549	$259,823	$794,802	$24,680	$58,273	$694,486	$359,022
Net realized gain
(loss) on investments
and in-kind
redemptions	137,465	3,369,006	(470,129)	507,978	1,264,337	701,355	1,447,728	(23,901)
Net change in
unrealized
appreciation
(depreciation) on
investments	2,723,739	1,401,893	(2,566,617)	3,966,961	(767,003)	948,999	1,184,433	1,361,729
Net increase (decrease)
in net assets
resulting from
operations	3,040,392	5,093,448	(2,776,923)	5,269,741	522,014	1,708,627	3,326,647	1,696,850
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(239,309)	(296,193)	(679,055)	(758,211)	(42,212)	(119,412)	(872,682)	(178,314)
Realized gains	—	—	—	—	(1,431,498)	—	(51,249)	—
Total distributions to
shareholders	(239,309)	(296,193)	(679,055)	(758,211)	(1,473,710)	(119,412)	(923,931)	(178,314)
SHAREHOLDER
TRANSACTIONS:
Proceeds from shares sold	—	10,649,165	3,742,017	—	—	—	42,122,981	21,457,458
Cost of shares redeemed	—	(12,378,478)	—	(5,628,988)	—	—	(17,442,203)	—
Net increase (decrease)
in net assets resulting
from shareholder
transactions	—	(1,729,313)	3,742,017	(5,628,988)	—	—	24,680,778	21,457,458
Increase (Decrease) in
net assets	2,801,083	3,067,942	286,039	(1,117,458)	(951,696)	1,589,215	27,083,494	22,975,994
NET ASSETS:
Beginning of period	32,577,229	29,509,287	23,000,174	24,117,632	8,159,200	6,569,985	22,975,994	—
End of period	$35,378,312	$32,577,229	$23,286,213	$23,000,174	$7,207,504	$8,159,200	$50,059,488	$22,975,994
Undistributed net
investment income
(loss) included in
net assets at end
of period	$3,034	$63,155	$(116,506)	$302,726	$115	$17,647	$2,512	$180,708
CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of period	700,000	750,000	550,000	700,000	150,000	150,000	800,000	—
Shares sold	—	250,000	100,000	—	—	—	1,450,000	800,000
Shares redeemed	—	(300,000)	—	(150,000)	—	—	(600,000)	—
Shares outstanding,
end of period	700,000	700,000	650,000	550,000	150,000	150,000	1,650,000	800,000

1 Commencement of operations

The accompanying notes are an integral part of these financial statements.

31

FINANCIAL HIGHLIGHTS

REVENUE SHARES LARGE CAP FUND

For a share outstanding throughout each period presented.

	Six-Months Ended
	December 31, 2014	Year Ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating
Performance:
Net asset value, beginning
of period	$38.56	$31.38	$25.20	$25.00	$19.40	$16.63
Net investment income[1]	0.32	0.59	0.54 [2]	0.41	0.39	0.29
Net realized and unrealized
gain on investments	2.34	7.13	6.17	0.21[3]	5.57	2.74
Total gain from investment
operations	2.66	7.72	6.71	0.62	5.96	3.03
Less Distributions from:
Net investment income	(0.47)	(0.54)	(0.53)	(0.42)	(0.36)	(0.26)
Realized gains	(0.04)	—	—	—	—	—
Total distributions	(0.51)	(0.54)	(0.53)	(0.42)	(0.36)	(0.26)
Net asset value, end of period	$40.71	$38.56	$31.38	$25.20	$25.00	$19.40
Total Return at Net Asset Value[4]	6.93%	24.84%	26.98%	2.59%	30.97%	18.21%
Total Return at Market Value[4]	6.95%	25.10%	28.86%	2.57%	30.94%	17.99%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$297,264	$242,970	$182,025	$156,284	$201,301	$138,721
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.49%[5]	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense
waivers and reimbursements	0.63%[5]	0.68%	0.71%	0.75%	0.73%	0.85%
Net investment income, net of
waivers and reimbursements	1.60%[5]	1.66%	1.93%[2]	1.72%	1.68%	1.44%
Portfolio turnover rate[6]	13.87%	11.98%	23.47%	29.05%	12.73%	6.72%
[1]	Based on average daily shares outstanding.
[2]

For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.85%.

[3]

The amount of net gain from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the year.

[4]

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE

Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

[5]	Annualized for periods less than one year.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

32

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES MID CAP FUND

For a share outstanding throughout each period presented.

	Six-Months Ended
	December 31, 2014	Year Ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning
of period	$47.75	$38.00	$29.88	$31.69	$23.04	$18.84
Net investment income[1]	0.20	0.34	0.39 [2]	0.23	0.18	0.17
Net realized and unrealized gain
(loss) on investments	0.82	9.97	8.18	(1.15)	8.64	4.18
Total gain (loss) from investment
operations	1.02	10.31	8.57	(0.92)	8.82	4.35
Less Distributions from:
Net investment income	(0.28)	(0.34)	(0.31)	(0.22)	(0.17)	(0.15)
Realized gains	(0.17)	(0.22)	(0.14)	(0.67)	—	—
Total distributions	(0.45)	(0.56)	(0.45)	(0.89)	(0.17)	(0.15)
Net asset value, end of period	$48.32	$47.75	$38.00	$29.88	$31.69	$23.04
Total Return at Net Asset Value[3]	2.15%	27.28%	28.95%	(2.72)%	38.40%	23.07%
Total Return at Market Value[3]	2.59%	27.14%	29.25%	(2.80)%	38.42%	22.86%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$212,664	$205,404	$123,565	$122,557	$144,235	$100,270
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.54%[4]	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense
waivers and reimbursements	0.69%[4]	0.73%	0.80%	0.82%	0.81%	0.89%
Net investment income, net of
waivers and reimbursements	0.85%[4]	0.78%	1.17%[2]	0.77%	0.61%	0.71%
Portfolio turnover rate[5]	5.45%	24.19%	44.42%	55.02%	38.03%	14.51%
[1]	Based on average daily shares outstanding.
[2]

For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.03%.

[3]

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE

Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

33

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES SMALL CAP FUND

For a share outstanding throughout each period presented.

	Six-Months Ended
	December 31, 2014	Year Ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning
of period	$56.25	$43.82	$33.71	$34.47	$25.41	$20.04
Net investment income[1]	0.17	0.26	0.38 [2]	0.20	0.14	0.07
Net realized and unrealized gain
(loss) on investments	0.92	12.81	10.22	(0.81)	9.06	5.35
Total gain (loss) from investment
operations	1.09	13.07	10.60	(0.61)	9.20	5.42
Less Distributions from:
Net investment income	(0.23)	(0.52)	(0.35)	(0.15)	(0.14)	(0.05)
Realized gains	(0.10)	(0.12)	(0.14)	—	—	—
Total distributions	(0.33)	(0.64)	(0.49)	(0.15)	(0.14)	(0.05)
Net asset value, end of period	$57.01	$56.25	$43.82	$33.71	$34.47	$25.41
Total Return at Net Asset Value[3]	1.95%	30.03%	31.74%	(1.75)%	36.26%	27.07%
Total Return at Market Value[3]	2.12%	30.38%	31.53%	(1.67)%	36.10%	26.88%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$322,209	$292,584	$153,441	$109,601	$131,017	$109,319
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.54%[4]	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense
waivers and reimbursements	0.65%[4]	0.72%	0.79%	0.84%	0.83%	0.89%
Net investment income, net of
waivers and reimbursements	0.61%[4]	0.51%	0.99%[2]	0.61%	0.44%	0.25%
Portfolio turnover rate[5]	10.82%	10.69%	39.39%	47.80%	33.72%	16.33%
[1]	Based on average daily shares outstanding.
[2]

For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.69%

[3]

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE

Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

34

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES FINANCIALS SECTOR FUND

For a share outstanding throughout each period presented.

	Six-Months Ended
	December 31, 2014	Year Ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning
of period	$46.54	$39.35	$27.62	$29.70	$27.30	$22.36
Net investment income[1]	0.26	0.45	0.38 [2]	0.26	0.46	0.15
Net realized and unrealized gain
(loss) on investments	4.08	7.17	11.71	(2.05)	2.41	4.96
Total gain (loss) from investment
operations	4.34	7.62	12.09	(1.79)	2.87	5.11
Less Distributions from:
Net investment income	(0.34)	(0.43)	(0.36)	(0.29)	(0.47)	(0.17)
Net asset value, end of period	$50.54	$46.54	$39.35	$27.62	$29.70	$27.30
Total Return at Net Asset Value[3]	9.35%	19.44%	44.09%	(5.95)%	10.40%	22.87%
Total Return at Market Value[3]	9.40%	19.32%	44.24%	(5.93)%	10.29%	23.00%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$35,378	$32,577	$29,509	$9,667	$11,880	$24,572
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense
waivers and reimbursements	0.74%[4]	0.80%	1.03%	1.29%	1.03%	1.11%
Net investment income, net of
waivers and reimbursements	1.06%[4]	1.03%	1.12%[2]	0.98%	1.52%	0.51%
Portfolio turnover rate[5]	5.14%	13.27%	20.20%	26.17%	15.99%	1.76%
[1]	Based on average daily shares outstanding.
[2]

For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.11%.

[3]

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE

Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

35

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES ADR FUND

For a share outstanding throughout each period presented.

	Six-Months Ended
	December 31, 2014	Year Ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning
of period	$41.82	$34.45	$31.81	$39.84	$30.74	$30.09
Net investment income[1]	0.45	1.33	0.97 [2]	1.00	0.96	1.07
Net realized and unrealized gain
(loss) on investments	(5.28)	7.24	2.47	(7.47)	9.01	0.40
Total gain (loss) from investment
operations	(4.83)	8.57	3.44	(6.47)	9.97	1.47
Less Distributions from:
Net investment income	(1.17)	(1.20)	(0.80)	(1.33)	(0.87)	(0.68)
Realized gains	—	—	—	(0.23)	—	(0.14)
Total distributions	(1.17)	(1.20)	(0.80)	(1.56)	(0.87)	(0.82)
Net asset value, end of period	$35.82	$41.82	$34.45	$31.81	$39.84	$30.74
Total Return at Net Asset Value[3]	(11.76)%	25.38%	10.87%	(16.30)%	32.89%	4.64%
Total Return at Market Value[3]	(11.72)%	25.39%	10.76%	(16.32)%	32.90%	4.55%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$23,286	$23,000	$24,118	$36,587	$71,716	$47,641
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense
waivers and reimbursements	1.01%[4]	1.04%	1.06%	1.05%	0.99%	1.08%
Net investment income, net of
waivers and reimbursements	2.27%[4]	3.47%	2.83%[2]	2.97%	2.55%	3.06%
Portfolio turnover rate[5]	12.10%	21.31%	21.02%	35.04%	37.11%	45.80%
[1]	Based on average daily shares outstanding.
[2]

For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.003 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.82%.

[3]

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE

Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

36

FINANCIAL HIGHLIGHTS — continued

REVENUE SHARES NAVELLIER OVERALL A-100 FUND

For a share outstanding throughout each period presented.

	Six-Months Ended
	December 31, 2014	Year Ended June 30,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance:
Net asset value, beginning
of period	$54.39	$43.80	$37.93	$41.98	$29.68	$27.52
Net investment income[1]	0.16	0.39	0.86 [2]	0.44	0.39	0.10
Net realized and unrealized gain
(loss) on investments	3.32	11.00	5.49	(3.67)	12.32	2.61
Total gain (loss) from investment
operations	3.48	11.39	6.35	(3.23)	12.71	2.71
Less Distributions from:
Net investment income	(0.28)	(0.80)	(0.48)	(0.38)	(0.41)	(0.07)
Realized gains	(9.54)	—	—	(0.44)	—	(0.48)
Total distributions	(9.82)	(0.80)	(0.48)	(0.82)	(0.41)	(0.55)
Net asset value, end of period	$48.05	$54.39	$43.80	$37.93	$41.98	$29.68
Total Return at Net Asset Value[3]	6.11%	26.37%	16.79%	(7.61)%	43.05%	9.70%
Total Return at Market Value[3]	6.34%	26.61%	16.77%	(7.93)%	43.22%	9.81%
Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$7,208	$8,159	$6,570	$7,585	$10,496	$10,388
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.60%[4]	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to expense
waivers and reimbursements	1.08%[4]	1.37%	1.43%	1.42%	1.60%	1.40%
Net investment income, net of
waivers and reimbursements	0.59%[4]	0.79%	2.05%[2]	1.18%	1.06%	0.32%
Portfolio turnover rate[5]	152.39%	142.40%	224.74%	154.06%	190.44%	182.12%
[1]	Based on average daily shares outstanding.
[2]

For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.91%.

[3]

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE

Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

37

FINANCIAL HIGHLIGHTS — concluded

REVENUE SHARES ULTRA DIVIDEND FUND

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2014 (Unaudited)	For the Period September 30, 2013[1] Through June 30, 2014
Per Share Operating Performance:
Net asset value, beginning of period	$28.72	$24.87
Net investment income[2]	0.61	0.91
Net realized and unrealized gain on investments	1.82	3.39
Total gain from investment operations	2.43	4.30
Less Distributions from:
Net investment income	(0.78)	(0.45)
Realized gains	(0.03)	—
Total distributions	(0.81)	(0.45)
Net asset value, end of period	$30.34	$28.72
Total Return at Net Asset Value[3]	8.62%	17.46%
Total Return at Market Value[3]	8.50%	17.58%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$50,059	$22,976
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%[4]	0.49%[4]
Expenses, prior to expense waivers and reimbursements	0.58%[4]	1.18%[4]
Net investment income, net of waivers and reimbursements	4.20%[4]	4.57%[4]
Portfolio turnover rate[5]	5.37%	37.43%
[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE

Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

[4]	Annualized for periods less than one year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

38

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2014 (UNAUDITED )

1. ORGANIZ ATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of seven active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund are non-diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund, January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund and September 30, 2013 for RevenueShares Ultra Dividend Fund.

The objective of the RevenueShares Large Cap Fund is to outperform the total return performance of the S&P 500® Index. The objective of the RevenueShares Mid Cap Fund is to outperform the total return performance of the S&P MidCap 400® Index. The objective of the RevenueShares Small Cap Fund is to outperform the total return performance of the S&P SmallCap 600® Index. The objective of the RevenueShares Financials Sector Fund is to outperform the total return performance of the S&P 500® Financials Index. The objective of the RevenueShares ADR Fund is to outperform the total return performance of the S&P ADR Index. The objective of the RevenueShares Navellier Overall A-100 Fund is to outperform the total return performance of the Navellier Overall A-100 Index. The objective of the RevenueShares Ultra Dividend Fund is to outperform the total return performance of the S&P 900® Index.

Under the Funds’ organizational documents, its officers and trustees are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Securities traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distributions to Shareholders — Each Fund shareholder is entitled to their share of a Fund’s income and net realized gains on investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Income dividends, if any, are generally distributed to shareholders quarterly. Net capital gains, if any, are distributed at least annually.

Investment Income — Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the information is available if after the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

39

NOTES TO FINANCIAL STATEMENTS — continued

Securities Lending — Each Fund may lend securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities, is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at December 31, 2014 are shown in the Schedules of Investments and Statements of Assets and Liabilities. The value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2014, the collateral consisted of an institutional money market fund and U.S. Treasury Notes.

Master Netting Arrangements

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and The Bank of New York Mellon. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or U.S. government securities in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the lending agent fails to fulfill its guarantee to the Fund against that risk, and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which may be subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2014, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities Collateral Received[1]	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities Collateral Received	Net Amount
RevenueShares Large Cap Fund	$1,598,188	$(697,582)	$900,606	$—	$—	$—
RevenueShares Mid Cap Fund	12,829,909	(12,829,909)	—	—	—	—
RevenueShares Small Cap Fund	17,616,330	(17,616,330)	—	—	—	—
RevenueShares Financials
Sector Fund	—	—	—	—	—	—
RevenueShares ADR Fund	4,808,318	(4,808,318)	—	—	—	—
RevenueShares Navellier
Overall A-100 Fund	173,769	(173,769)	—	—	—	—
RevenueShares Ultra Dividend Fund	2,084,334	(2,084,334)	—	—	—	—
[1]	The amount of collateral presented is limited such that the net amount cannot be less than zero.
40

NOTES TO FINANCIAL STATEMENTS — continued

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

3. ADVISORY FEES, SERVICING FEES AND OTHER FEES AND EXPENSES

VTL Associates, LLC (the “Adviser”) has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory fee.

The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund pay the Adviser the following annualized fees:

Fund	Management Fees	Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement
RevenueShares Large Cap Fund	0.45%	0.49%
RevenueShares Mid Cap Fund	0.50%	0.54%
RevenueShares Small Cap Fund	0.50%	0.54%
RevenueShares Financials Sector Fund	0.45%	0.49%
RevenueShares ADR Fund	0.60%	0.49%
RevenueShares Navellier Overall A-100 Fund	0.60%	0.60%
RevenueShares Ultra Dividend Fund	0.45%	0.49%

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreements pursuant to which the Adviser has agreed to waive all or a portion of its fees and/or reimburse expenses to the extent necessary to keep fund expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend from exceeding the percentage of each Fund’s daily net assets in the above table. Amounts waived and/or reimbursed pursuant to these agreements are not subject to subsequent recapture by the Adviser. These agreements will remain in effect and will be contractually binding until October 28, 2015, after which they may be terminated or revised.

For the six months ended December 31, 2014, the Adviser waived and reimbursed the following fees:

Fund	Fees Waived and Reimbursed
RevenueShares Large Cap Fund	$184,884
RevenueShares Mid Cap Fund	157,532
RevenueShares Small Cap Fund	166,168
RevenueShares Financials Sector Fund	42,325
RevenueShares ADR Fund	58,963
RevenueShares Navellier Overall A-100 Fund	20,289
RevenueShares Ultra Dividend Fund	15,574

Pursuant to a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”), an affiliate of the Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time. Out of the advisory fee, the Adviser pays all fees of the Sub-Adviser.

The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

41

NOTES TO FINANCIAL STATEMENTS — continued

Distribution — Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Other Service Providers — Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds.

Neither the Distributor, FCS nor any of their officers or employees who serve as an officer of the Funds, has any role in determining the investment policies of, or which securities are to be purchased or sold by, the Trust or its Funds. Certain officers or employees of FCS are also officers of the Trust.

Licensing Fee Agreements — The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

4. CREATION AND REDEMPTION TRANSACTIONS

As of December 31, 2014, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

42

NOTES TO FINANCIAL STATEMENTS — continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2014 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)			Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fund	Common Stock	Preferred Stock	Money Market Funds
RevenueShares Large Cap Fund	$298,008,276	$—	$697,582	$—	$—	$298,705,858
RevenueShares Mid Cap Fund	213,043,648	—	12,963,425	—	—	226,007,073
RevenueShares Small Cap Fund	323,118,139	—	18,983,098	—	—	342,101,237
RevenueShares Financials
Sector Fund	35,396,369	—	—	—	—	35,396,369
RevenueShares ADR Fund	22,321,487	889,033	4,905,552	—	—	28,116,072
RevenueShares Navellier
Overall A-100 Fund	8,635,727	—	181,231	—	—	8,816,958
RevenueShares Ultra
Dividend Fund	50,110,467	—	2,092,755	—	—	52,203,222

At December 31, 2014, the Funds did not hold any Level 2 or Level 3 securities during the period. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. At December 31, 2014, there were no transfers between Levels 1, 2, or 3, based on the valuation input Levels assigned to securities on June 30, 2014.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the six months ended December 31, 2014 were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$37,478,183	$36,784,618
RevenueShares Mid Cap Fund	53,205,856	11,517,039
RevenueShares Small Cap Fund	61,108,647	31,851,484
RevenueShares Financials Sector Fund	1,777,062	1,729,167
RevenueShares ADR Fund	2,734,335	2,834,536
RevenueShares Navellier Overall A-100 Fund	12,811,681	12,816,668
RevenueShares Ultra Dividend Fund	17,087,757	1,824,605

For the six months ended December 31, 2014, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$39,198,219	$—
RevenueShares Mid Cap Fund	14,082,105	51,419,213
RevenueShares Small Cap Fund	24,807,321	28,564,201
RevenueShares Financials Sector Fund		—
RevenueShares ADR Fund	3,735,931	—
RevenueShares Navellier Overall A-100 Fund	—	—
RevenueShares Ultra Dividend Fund	26,037,678	16,726,767

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

43

NOTES TO FINANCIAL STATEMENTS — continued

7. INCOME AND CAPITAL GAIN DISTRIBUTIONS

On December 26, 2014, the Funds declared quarterly income dividends with an ex-date of December 29, 2014 and payable date of January 5, 2015. The income and capital gain dividends per share for each Fund were as follows:

Fund	Income Dividend Per Share	Short-Term Capital Gain Dividend Per Share	Long-Term Capital Gain Dividend Per Share
RevenueShares Large Cap Fund	$0.15783	$—	$0.03790
RevenueShares Mid Cap Fund	0.11610	—	0.16933
RevenueShares Small Cap Fund	0.10427	—	0.09688
RevenueShares Financials Sector Fund	0.12411	—	—
RevenueShares ADR Fund	0.33812	—	—
RevenueShares Navellier Overall A-100 Fund	0.09693	4.47594	5.06738
RevenueShares Ultra Dividend Fund	0.24077	0.03106	—

8. TRUSTEE ’S FEES

The Trust compensates each Trustee who is not an officer or employee of the Adviser. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

9. FEDERAL INCOME TAX

The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RevenueShares Large Cap Fund	$216,953,938	$82,342,606	$(590,686)	$81,751,920
RevenueShares Mid Cap Fund	191,763,414	39,372,233	(5,128,574)	34,243,659
RevenueShares Small Cap Fund	293,410,739	57,864,557	(9,174,059)	48,690,498
RevenueShares Financials Sector Fund	28,647,476	6,858,624	(109,731)	6,748,893
RevenueShares ADR Fund	28,838,634	2,034,786	(2,757,348)	(722,562)
RevenueShares Navellier Overall A-100 Fund	8,293,598	552,210	(28,850)	523,360
RevenueShares Ultra Dividend Fund	49,657,060	3,574,782	(1,028,620)	2,546,162

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of unrealized gains on passive foreign investment companies. At June 30, 2014, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Undistributed Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Loss)
RevenueShares Large Cap Fund	$1,000,489	$126,852	$63,561,141	$64,688,482
RevenueShares Mid Cap Fund	353,659	745,247	45,086,661	46,185,567
RevenueShares Small Cap Fund	342,291	308,710	47,099,211	47,750,212
RevenueShares Financials Sector Fund	63,155	(871,729)	3,919,267	3,110,693
Revenueshares ADR Fund	313,202	(3,882,434)	1,461,196	(2,108,036)
RevenueShares Navellier Overall A-100 Fund	17,647	347,583	1,286,705	1,651,935
RevenueShares Ultra Dividend Fund	179,227	(2,227)	1,341,536	1,518,536

44

NOTES TO FINANCIAL STATEMENTS — continued

The tax character of distributions paid during the years ended June 30, 2014 and 2013 were as follows:

	2014		2013
Fund	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains
RevenueShares Large Cap Fund	$3,077,924	$—	$3,079,803	$—
RevenueShares Mid Cap Fund	1,218,541	807,714	1,079,897	460,723
RevenueShares Small Cap Fund	2,135,006	552,449	1,209,977	437,626
RevenueShares Financials Sector Fund	296,193	—	116,947	—
Revenueshares ADR Fund	758,211	—	695,468	—
RevenueShares Navellier Overall A-100 Fund	119,412	—	84,688	—
RevenueShares Ultra Dividend Fund	178,314	—	—	—

At June 30, 2014, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total
RevenueShares Financials Sector Fund	$52,317	$21,626	$78,535	$—	$719,251	$871,729
Revenueshares ADR Fund	—	—	—	787,855	2,801,490	3,589,345

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 ( the “Act”), The Act permits the Funds to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October losses represent losses realized on investment transactions from November 1, 2013 through June 30, 2014, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. During the year ended June 30, 2014, the Funds incurred and will elect to defer net capital losses as follows:

Fund	Post-October Capital Losses
RevenueShares Large Cap Fund	$147,970
RevenueShares Small Cap Fund	238,769
Revenueshares ADR Fund	293,089
RevenueShares Ultra Dividend Fund	2,227

45

NOTES TO FINANCIAL STATEMENTS — continued

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind. Results of operations and net assets were not affected by these reclassifications. At June 30, 2014, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in- Capital
RevenueShares Large Cap Fund	$(6,418)	$(20,376,726)	$20,383,144
RevenueShares Mid Cap Fund	(6,349)	(18,570,242)	18,576,591
RevenueShares Small Cap Fund	806,545	(44,840,727)	44,034,182
RevenueShares Financials Sector Fund	—	(2,907,874)	2,907,874
Revenueshares ADR Fund	3,956	(770,865)	766,909
RevenueShares Navellier Overall A-100 Fund	(114)	114	—
RevenueShares Ultra Dividend Fund	—	—	—

Accounting principles generally accepted in the United States (“GAAP”) prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize expenses accrued related to unrecognized interest expense and penalties in “Other” expense on the Statements of Operations. Management has determined that there is no impact resulting from the application of this interpretation to the Funds’ financial statements.

GAAP requires management of the Funds to analyze all open tax years, fiscal years 2010-2014, as defined by IRS statute of limitations, for all major jurisdictions, including Federal tax authorities and certain state tax authorities. As of and during the year ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

10. RISKS

Concentration Risk

The RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Ultra Dividend Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR, RevenueShares Navellier Overall A-100 and RevenueShares Ultra Dividend Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financials Sector Risk

The RevenueShares Financials Sector Fund is subject to Financials Sector risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Government regulation may also adversely affect the scope of their activities and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses

46

NOTES TO FINANCIAL STATEMENTS — concluded

associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and/or rate regulation and adversely may be affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

ADR Risk

The RevenueShares ADR Fund holds the securities of foreign companies in the form of American depositary receipts (“ADRs”), global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk

Since global shares and the underlying securities of ADRs in the RevenueShares ADR Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

Energy Industry Risk

The RevenueShares ADR Fund is subject to energy industry risk. Stock prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Energy companies may incur large cleanup and litigation costs relating to environmental damage such as oil spills.

Utilities Industry Risk

The RevenueShares Ultra Dividend Fund is subject to utilities industry risk. The utilities industry is subject to significant government regulation and oversight. Companies in the utilities industry may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with regulations, among other factors.

11. SUBSEQUENT EVENTS

On February 2, 2015, the Trust launched RevenueShares Global Growth Fund.

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, except as set forth above, there are no material events that would require disclosure in the Funds’ financial statements through this date.

47

BOARD APPROVAL OF INVESTMENT ADVISORY

AGREEMENTS

At the November 18, 2014 meeting (the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) of the RevenueShares ETF Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), approved (i) VTL Associates, LLC (the “Adviser”) as the investment adviser to the RevenueShares Global Growth Fund series of the Trust (the “New Fund”); (ii) the investment advisory agreement between the Trust and the Adviser (the “Investment Advisory Agreement”), on behalf of the New Fund; (iii) the Adviser to continue to serve as investment adviser to the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund series of the Trust (each a “Renewing Fund” and, together with the New Fund, the “Funds”); and (iv) the continuation of the Investment Advisory Agreement, on behalf of each Renewing Fund. In addition, the Board, including the Independent Trustees, approved (i) Index Management Solutions, LLC (the “Sub-Adviser”) as the sub-adviser to the New Fund; (ii) the sub-advisory agreement between the Adviser and Sub-Adviser (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Advisory Agreements”), on behalf of the New Fund; (iii) the Sub-Adviser to continue to serve as sub-adviser to each Renewing Fund; and (iv) the continuation of the Sub-Advisory Agreement, on behalf of each Renewing Fund. The New Fund commenced operations on February 2, 2015.

In connection with considering the approval of the Advisory Agreements on behalf of the New Fund and the continuation of the Advisory Agreements on behalf of the Renewing Funds, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreements, reviewed the information provided by the Adviser and Sub-Adviser in connection with the consideration of approving the Advisory Agreements on behalf of the New Fund and continuing the Advisory Agreements on behalf of the Renewing Funds and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Advisory Agreements.

In considering whether to approve the Advisory Agreements on behalf of the New Fund and approve the continuation of the Advisory Agreements on behalf of the Renewing Funds for an additional year, the Board reviewed the materials provided for the Meeting by the Adviser and Sub-Adviser, including: (i) a copy of the Investment Advisory Agreement between the Trust and the Adviser and all amendments thereto; (ii) a copy of the Sub-Advisory Agreement between the Adviser and Sub-Adviser and all amendments thereto; (iii) information describing the nature, quality and extent of the services that the Adviser and Sub-Adviser provided and expect to provide to the Funds; (iv) information concerning the financial condition, businesses, operations and compliance programs of the Adviser and Sub-Adviser; and (v) a copy of the current Form ADV for each of the Adviser and Sub-Adviser. The Board also considered the information presented at Board meetings throughout the year. In addition, the Board received a report prepared by Lipper Inc. (“Lipper”), an independent third-party, comparing the advisory fees and expenses of the Funds and the performance of the Renewing Funds with the fees, expenses and performance of other exchange-traded funds (“ETFs”) with similar investment objectives and policies.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Fund by the Adviser and Sub-Adviser; (ii) the personnel and operations of the Adviser and Sub-Adviser; (iii) the investment performance of the Renewing Funds; (iv) the profitability (expected profitability with respect to the New Fund) to the Adviser and Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement, respectively; (v) any “fall-out” benefits to the Adviser and Sub-Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust); and (vi) possible conflicts of interest.

The Board, including the Independent Trustees, considered and discussed the following with respect to each Fund:

(a) The nature, extent, and quality of services provided and expected to be provided to the Funds by the Adviser and Sub-Adviser; Personnel and operations of the Adviser and Sub-Adviser. The Board reviewed the services that the Adviser and Sub-Adviser provided and expect to provide to the Funds. The Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Adviser as sub-adviser to the Funds; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; monitoring the Funds’ securities lending program; and implementation of Board directives as they relate to the Funds. The Board also noted the responsibilities that the Sub-Adviser has as the Funds’ sub-adviser, including implementation of the investment management program of each Fund, management of the day-to-day investment and reinvestment of the assets of each Fund, determining

48

BOARD APPROVAL OF INVESTMENT ADVISORY

AGREEMENTS — continued

daily baskets of deposit securities and cash components, executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, and oversight of general portfolio compliance with relevant law.

The Board reviewed the Adviser’s and Sub-Adviser’s experience, resources and strengths in managing the Funds, including the Adviser’s and Sub-Adviser’s personnel. Based on their consideration and review of the foregoing information, the Board determined that the New Fund would likely benefit from and each Renewing Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s and Sub-Adviser’s ability to render such services based on their experience, personnel, operations and resources.

(b) Comparison of services provided and fees charged by the Adviser and Sub-Adviser and other investment advisers to similar clients. The Board compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs. In particular, the Board compared each Fund’s advisory fee and expense ratio to other investment companies considered to be in each Fund’s peer group as chosen by Lipper. The Board also considered that the sub-advisory fees paid by the Adviser to the Sub-Adviser pursuant to the Sub-Advisory Agreement were paid entirely by the Adviser. The Board noted that the Adviser has entered into (proposed to enter into with respect to the New Fund) written Fee Waiver and Expense Reimbursement Agreements (the “Expense Limitation Agreements”) whereby the Adviser reimburses expenses and/or waives fees to keep the expenses from exceeding 0.49% of average daily net assets of each of the RevenueShares Large Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Ultra Dividend Fund; from exceeding 0.54% of average daily net assets of each of the RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund; from exceeding 0.60% of average daily net assets of the RevenueShares Navellier Overall A-100 Fund; and from exceeding 0.70% of average daily net assets of the New Fund. The Board also received and considered information about the fee rates charged to other accounts and clients (including other ETFs) that are managed by the Adviser and Sub-Adviser, including information about the differences in services provided to the non-Fund clients.

With respect to the RevenueShares Large Cap Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver), contractual advisory fee and total expenses (including the fee waiver) were above the median of its Lipper peer group. With respect to the RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, the Board noted that each Fund’s contractual advisory fee was equal to the median of its respective Lipper peer group but the Fund’s actual advisory fee (including the fee waiver) and total expenses (including the fee waiver) were above the median of its respective Lipper peer group. With respect to the RevenueShares Financials Sector Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver) and total expenses (including the fee waiver) were equal to the median of its Lipper peer group but the Fund’s contractual advisory fee was above the median of its Lipper peer group. With respect to the RevenueShares ADR Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver) was equal to the median of its Lipper peer group but the Fund’s contractual advisory fee and total expenses (including the fee waiver) were above the median of its Lipper peer group. With respect to the RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund, the Board noted that each Fund’s actual advisory fee (including the fee waiver) was below the median of its respective Lipper peer group but the Fund’s contractual advisory fee and total expenses (including the fee waiver) were above the median of its respective Lipper peer group. With respect to the New Fund, the Board noted that the Fund’s contractual advisory fee and total expenses (including the fee waiver) were above the median of its Lipper peer group. To the extent that a Fund’s actual advisory fee (including the fee waiver), contractual advisory fee or total expenses (including the fee waiver) were above the median of its Lipper peer group, representatives from the Adviser explained and the Board considered the reasons for the higher fees or expenses.

After comparing each Fund’s fees with those of other funds in each Fund’s peer group and considering the information about fee rates charged to other accounts and clients managed by the Adviser and Sub-Adviser, and in light of the nature, quality and extent of services provided and expected to be provided by the Adviser and Sub-Adviser and the costs incurred (expected to be incurred with respect to the New Fund) by the Adviser and Sub-Adviser in rendering those services, the Board concluded that the level of fees paid to the Adviser and Sub-Adviser with respect to each Fund were fair and reasonable.

(c) The cost of the services provided (or to be provided) and the profits realized (or to be realized) by the Adviser and Sub-Adviser from the relationship with the Funds, the extent to which economies of scale would be realized as the New Fund grows and were realized as the Renewing Funds grew, and whether fee levels reflect such economies of scale; “Fall-out” benefits. The Board discussed with the representatives from the Adviser and Sub-Adviser the costs and profitability (expected costs and profitability with respect to the New Fund) of the Adviser

49

BOARD APPROVAL OF INVESTMENT ADVISORY

AGREEMENTS — concluded

and Sub-Adviser in connection with their serving as investment adviser and sub-adviser to each Fund, including operational costs. The Board reviewed the profitability and viability of the Adviser, including the month-by-month profitability information, and considered the Adviser’s decision to continue operating those Renewing Funds that have not yet gained traction in the market. The Board discussed economies of scale. As the New Fund had not yet commenced operations, the Board would address economies of scale for the New Fund when assets under management reached appropriate levels. The Board considered that the Renewing Funds were still not yet of a sufficient size to be experiencing economies of scale. The Board concluded that the profitability (expected profitability with respect to the New Fund) of the Adviser and Sub-Adviser, and the extent to which economies of scale were reflected in the Funds’ advisory fees, were reasonable for the New Fund and were reasonable for the Renewing Funds in relation to the performance and asset sizes of the Renewing Funds.

The Board also considered that the Adviser and Sub-Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable. The Board also noted that the Trust’s service providers are not affiliated with the Adviser and Sub-Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser and Sub-Adviser.

(d) Investment performance of the Renewing Funds. The Board considered the investment performance of the Renewing Funds, including tracking error. In particular, the Board considered the investment performance of the Renewing Funds relative to their stated objectives and the success of the Adviser and Sub-Adviser in reaching such objectives. The Board also considered each Renewing Fund’s investment performance compared to: (i) its corresponding revenue-weighted index that it seeks to track and (ii) the benchmark index that each Renewing Fund uses for comparison in its Prospectus and shareholder reports. In addition, consideration was given to tracking error data provided to the Board for the Meeting and throughout the year by the Adviser and Sub-Adviser. The Board also considered each Renewing Fund’s investment performance compared to the respective Renewing Fund’s Lipper peer group.

With respect to the RevenueShares Large Cap Fund, Revenue Shares Mid Cap Fund, RevenueShares Small Cap Fund and RevenueShares Financials Sector Fund, the Board considered that each Fund outperformed its respective Lipper performance universe average for the one-year, three-year, five-year and since-inception periods ended September 30, 2014. With respect to the RevenueShares ADR Fund, the Board considered that the Fund outperformed its Lipper performance universe average for the one-year, three-year and since-inception periods but underperformed its Lipper performance universe average for the five-year period ended September 30, 2014. With respect to the RevenueShares Navellier Overall A-100 Fund, the Board considered that the Fund outperformed its Lipper performance universe average for the one-year period but underperformed its Lipper performance universe average for the three-year, five-year and since-inception periods ended September 30, 2014. With respect to the RevenueShares Ultra Dividend Fund, the Board considered that the Fund underperformed its Lipper performance universe average for the since-inception period ended September 30, 2014. The Board discussed with the portfolio managers the reasons for the relative underperformance of the RevenueShares ADR Fund, RevenueShares Navellier Overall A-100 Fund and RevenueShares Ultra Dividend Fund for certain periods ended September 30, 2014.

The Board received and considered information about the premium/discount history of the Renewing Funds, which illustrated the number of times that the market price of the Renewing Funds trading on the secondary market closed above or below the net asset value of the Renewing Funds, and by how much, measured in basis points. The Board concluded that the performance of the Renewing Funds, including the tracking error, was reasonable in light of the respective investment objectives and policies of the Renewing Funds.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, such as the Expense Limitation Agreements, the Board concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided and expected to be provided by the Adviser and Sub-Adviser to each Fund, as well as the costs incurred and benefits gained (expected costs incurred and benefits gained with respect to the New Fund) by the Adviser and Sub-Adviser in providing such services. The Board also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. As a result, the Board concluded that the approval of the Investment Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and Sub-Adviser on behalf of the New Fund, and the continuation of the Investment Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and Sub-Adviser on behalf of the Renewing Funds, were in the best interests of each Fund.

50

SUPPLEMENTAL INFORMATION

(UNAUDITED )

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling 1 (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The RevenueShares ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.revenueshares.com.

51

Investment Adviser

VTL Associates, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Custodian

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

Sub-Adviser

Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103

Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103

RevenueSharessm ETF Trust

One Commerce Square, 2005 Market Street, Suite 2020

Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	February 25, 2015

By (Signature and Title)*	/s/ Michael Gompers
Michael Gompers
Chief Financial Officer

Date	February 25, 2015

* Print the name and title of each signing officer under his or her signature.